UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2016

Item 1. Schedule of Investments.

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.4%
Arconic, Inc.	28,057	520,177
B/E Aerospace, Inc.	6,360	382,808
HEICO Corp.	3,012	232,376
Hexcel Corp.	5,788	297,735
Rockwell Collins, Inc.	8,258	766,012
Spirit AeroSystems Holdings, Inc., Class A	8,200	478,470
TransDigm Group, Inc.	3,201	796,921
		3,474,499

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	9,087	665,714
Expeditors International of Washington, Inc.	11,575	613,012
United Parcel Service, Inc., Class B	56,181	6,440,590
XPO Logistics, Inc. *	5,210	224,863
		7,944,179

Airlines - 1.0%
Alaska Air Group, Inc.	7,855	696,974
American Airlines Group, Inc.	33,153	1,547,914
Delta Air Lines, Inc.	48,255	2,373,663
JetBlue Airways Corp. *	20,565	461,067
Southwest Airlines Co.	39,652	1,976,256
United Continental Holdings, Inc. *	18,475	1,346,458
		8,402,332

Auto Components - 0.3%
BorgWarner, Inc.	10,725	422,994
Delphi Automotive plc	13,863	933,673
Gentex Corp.	14,355	282,650
Lear Corp.	3,669	485,666
Tenneco, Inc. *	2,903	181,350
Visteon Corp.	1,746	140,274
		2,446,607

Automobiles - 0.5%
Ford Motor Co.	202,803	2,460,000
Harley-Davidson, Inc.	9,142	533,344

See notes to Schedule of Investments

Tesla Motors, Inc. *(a)	6,284	1,342,828
Thor Industries, Inc.	2,451	245,223
		4,581,395

Banks - 7.2%
Associated Banc-Corp.	8,126	200,712
Bank of America Corp.	555,129	12,268,351
Bank of Hawaii Corp. (a)	2,336	207,180
Bank of the Ozarks, Inc.	5,941	312,437
BankUnited, Inc.	5,821	219,394
BB&T Corp.	44,304	2,083,174
BOK Financial Corp.	1,110	92,174
Chemical Financial Corp.	3,852	208,663
CIT Group, Inc.	11,279	481,388
Citigroup, Inc.	156,552	9,303,885
Citizens Financial Group, Inc.	27,949	995,823
Comerica, Inc.	9,406	640,643
Commerce Bancshares, Inc.	5,107	295,218
Cullen/Frost Bankers, Inc. (a)	3,091	272,719
East West Bancorp, Inc.	8,059	409,639
Fifth Third Bancorp	41,257	1,112,701
First Citizens BancShares, Inc., Class A	451	160,105
First Hawaiian, Inc.	7,618	265,259
First Horizon National Corp.	12,947	259,070
First Republic Bank	8,351	769,461
FNB Corp.	11,751	188,369
Fulton Financial Corp.	9,461	177,867
Hancock Holding Co.	4,236	182,572
Home BancShares, Inc.	6,923	192,252
Huntington Bancshares, Inc.	60,675	802,124
IBERIABANK Corp.	2,418	202,508
Investors Bancorp, Inc.	17,363	242,214
KeyCorp	59,008	1,078,076
M&T Bank Corp.	8,466	1,324,336
MB Financial, Inc.	3,577	168,942
PacWest Bancorp	6,628	360,828
People's United Financial, Inc.	17,479	338,393
Pinnacle Financial Partners, Inc.	2,370	164,241
PNC Financial Services Group, Inc. (The)	26,749	3,128,563
Popular, Inc.	5,710	250,212
PrivateBancorp, Inc.	4,174	226,189

See notes to Schedule of Investments

Prosperity Bancshares, Inc.	3,886	278,937
Regions Financial Corp.	67,212	965,164
Signature Bank *	2,966	445,493
Sterling Bancorp	7,350	171,990
SVB Financial Group *	2,906	498,844
Synovus Financial Corp.	6,807	279,632
Texas Capital Bancshares, Inc. *	2,676	209,798
UMB Financial Corp.	2,437	187,941
Umpqua Holdings Corp.	12,054	226,374
United Bankshares, Inc. (a)	3,760	173,900
US Bancorp	87,771	4,508,796
Webster Financial Corp.	5,017	272,323
Wells Fargo & Co.	248,314	13,684,585
Western Alliance Bancorp *	5,224	254,461
Wintrust Financial Corp.	2,827	205,155
Zions Bancorporation	11,455	493,023
		62,442,098

Beverages - 2.4%
Coca-Cola Co. (The)	244,705	10,145,470
Dr Pepper Snapple Group, Inc.	11,584	1,050,321
PepsiCo, Inc.	90,413	9,459,912
		20,655,703

Biotechnology - 3.7%
AbbVie, Inc.	87,496	5,478,999
ACADIA Pharmaceuticals, Inc. *(a)	5,090	146,796
Agios Pharmaceuticals, Inc. *(a)	1,391	58,046
Alexion Pharmaceuticals, Inc. *	12,007	1,469,056
Alkermes plc *	8,182	454,756
Alnylam Pharmaceuticals, Inc. *(a)	3,451	129,205
Amgen, Inc.	40,053	5,856,149
Biogen, Inc. *	11,724	3,324,692
BioMarin Pharmaceutical, Inc. *	9,224	764,116
Celgene Corp. *	41,737	4,831,058
Dyax Corp. CVR *(b)	4,124	4,578
Gilead Sciences, Inc.	70,932	5,079,441
Incyte Corp. *	9,396	942,137
Intercept Pharmaceuticals, Inc. *(a)	810	88,006
Ionis Pharmaceuticals, Inc. *(a)	6,531	312,378
Regeneron Pharmaceuticals, Inc. *	4,120	1,512,411

See notes to Schedule of Investments

Seattle Genetics, Inc. *	4,952	261,317
TESARO, Inc. *(a)	1,829	245,964
United Therapeutics Corp. *	2,286	327,881
Vertex Pharmaceuticals, Inc. *	13,302	979,958
		32,266,944

Building Products - 0.6%
A.O. Smith Corp.	11,191	529,894
Allegion plc	6,094	390,016
Johnson Controls International plc	60,356	2,486,064
Lennox International, Inc.	2,486	380,781
Masco Corp.	21,073	666,328
Owens Corning	7,292	375,975
USG Corp. *	5,785	167,071
		4,996,129

Capital Markets - 3.5%
Affiliated Managers Group, Inc. *	3,031	440,404
Ameriprise Financial, Inc.	8,630	957,412
Bank of New York Mellon Corp. (The)	58,134	2,754,389
BlackRock, Inc.	6,637	2,525,644
CBOE Holdings, Inc.	4,565	337,308
Charles Schwab Corp. (The)	66,328	2,617,966
CME Group, Inc.	18,529	2,137,320
E*Trade Financial Corp. *	15,282	529,521
Eaton Vance Corp. (c)	6,137	257,018
Evercore Partners, Inc., Class A	2,354	161,720
Federated Investors, Inc., Class B	5,092	144,002
Franklin Resources, Inc.	18,945	749,843
Interactive Brokers Group, Inc., Class A	22,946	837,758
Intercontinental Exchange, Inc.	32,524	1,835,004
Invesco Ltd.	22,972	696,971
Janus Capital Group, Inc.	7,534	99,976
Legg Mason, Inc.	5,159	154,306
LPL Financial Holdings, Inc.	4,408	155,206
MarketAxess Holdings, Inc.	2,104	309,120
Moody's Corp.	9,083	856,254
Morgan Stanley	79,288	3,349,918
Morningstar, Inc.	1,011	74,369
MSCI, Inc.	5,242	412,965
Nasdaq, Inc.	6,224	417,755

See notes to Schedule of Investments

Northern Trust Corp.	11,622	1,034,939
NorthStar Asset Management Group, Inc.	10,175	151,811
Raymond James Financial, Inc.	6,986	483,920
S&P Global, Inc.	14,147	1,521,368
SEI Investments Co.	7,578	374,050
State Street Corp.	19,798	1,538,701
Stifel Financial Corp. *	3,687	184,166
T. Rowe Price Group, Inc.	12,361	930,289
TD Ameritrade Holding Corp.	13,667	595,881
Thomson Reuters Corp.	15,739	689,053
		30,316,327

Chemicals - 2.0%
Air Products & Chemicals, Inc.	22,145	3,184,894
Axalta Coating Systems Ltd. *	21,577	586,894
Ecolab, Inc.	26,836	3,145,716
International Flavors & Fragrances, Inc.	8,130	957,958
Mosaic Co. (The)	35,820	1,050,601
PolyOne Corp.	8,250	264,330
PPG Industries, Inc.	27,000	2,558,520
Praxair, Inc.	29,074	3,407,182
Sensient Technologies Corp.	4,472	351,410
Sherwin-Williams Co. (The)	8,234	2,212,805
		17,720,310

Commercial Services & Supplies - 0.5%
Cintas Corp.	5,488	634,193
Clean Harbors, Inc. *	3,326	185,092
Copart, Inc. *	6,571	364,099
Deluxe Corp.	3,061	219,198
Healthcare Services Group, Inc.	4,606	180,417
KAR Auction Services, Inc.	8,767	373,649
Pitney Bowes, Inc.	11,614	176,417
Rollins, Inc.	6,104	206,193
UniFirst Corp.	1,298	186,458
Waste Management, Inc.	26,014	1,844,653
		4,370,369

Communications Equipment - 1.1%
Arista Networks, Inc. *	1,788	173,025
ARRIS International plc *	8,157	245,770

See notes to Schedule of Investments

Brocade Communications Systems, Inc.	18,304	228,617
Ciena Corp. *	5,637	137,599
Cisco Systems, Inc.	219,006	6,618,361
CommScope Holding Co., Inc. *	8,384	311,885
EchoStar Corp., Class A *	4,037	207,462
F5 Networks, Inc. *	2,874	415,925
Finisar Corp. *	4,780	144,691
Juniper Networks, Inc.	16,467	465,357
Motorola Solutions, Inc.	7,281	603,522
NetScout Systems, Inc. *	3,994	125,811
ViaSat, Inc. *	2,286	151,379
		9,829,404

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	2,016	161,865
EMCOR Group, Inc.	3,808	269,454
Quanta Services, Inc. *	9,454	329,472
Valmont Industries, Inc.	1,438	202,614
		963,405

Consumer Finance - 1.1%
Ally Financial, Inc.	25,750	489,765
American Express Co.	42,271	3,131,436
Capital One Financial Corp.	26,334	2,297,378
Credit Acceptance Corp. *(a)	692	150,517
Discover Financial Services	21,534	1,552,386
Navient Corp.	17,474	287,098
OneMain Holdings, Inc. *	6,923	153,275
SLM Corp. *	23,908	263,466
Synchrony Financial	42,844	1,553,952
		9,879,273

Containers & Packaging - 0.9%
AptarGroup, Inc.	6,373	468,097
Avery Dennison Corp.	8,893	624,467
Ball Corp.	17,878	1,342,102
Bemis Co., Inc.	9,295	444,487
Berry Plastics Group, Inc. *	12,191	594,067
Crown Holdings, Inc. *	14,310	752,277
Graphic Packaging Holding Co.	31,800	396,864
Owens-Illinois, Inc. *	15,906	276,923

See notes to Schedule of Investments

Sealed Air Corp.	19,601	888,709
Sonoco Products Co.	9,989	526,420
WestRock Co.	25,703	1,304,941
		7,619,354

Distributors - 0.1%
Genuine Parts Co.	7,584	724,575
LKQ Corp. *	15,754	482,860
		1,207,435

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,219	155,374
Graham Holdings Co., Class B	288	147,442
ServiceMaster Global Holdings, Inc. *	6,779	255,365
		558,181

Diversified Financial Services - 0.1%
Leucadia National Corp.	17,918	416,593
Voya Financial, Inc.	11,022	432,283
		848,876

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	259,012	11,015,780
CenturyLink, Inc.	22,974	546,322
Frontier Communications Corp. (a)	48,313	163,298
Level 3 Communications, Inc. *	12,193	687,198
SBA Communications Corp., Class A *	5,244	541,495
Verizon Communications, Inc.	171,942	9,178,264
Zayo Group Holdings, Inc. *	7,547	247,994
		22,380,351

Electric Utilities - 0.4%
Alliant Energy Corp.	43,524	1,649,125
OGE Energy Corp.	38,267	1,280,031
Portland General Electric Co.	17,107	741,246
		3,670,402

Electrical Equipment - 0.9%
Acuity Brands, Inc.	2,795	645,254
AMETEK, Inc.	14,800	719,280
Eaton Corp. plc	29,069	1,950,239

See notes to Schedule of Investments

Emerson Electric Co.	41,416	2,308,942
EnerSys	2,760	215,556
Hubbell, Inc.	3,220	375,774
Regal-Beloit Corp.	2,844	196,947
Rockwell Automation, Inc.	8,212	1,103,693
Sensata Technologies Holding NV *	10,855	422,802
		7,938,487

Electronic Equipment & Instruments - 0.7%
Amphenol Corp., Class A	13,401	900,547
Arrow Electronics, Inc. *	3,999	285,129
Avnet, Inc.	5,449	259,427
Belden, Inc.	1,704	127,408
Coherent, Inc. *	1,065	146,315
Corning, Inc.	41,248	1,001,089
Dolby Laboratories, Inc., Class A	4,319	195,176
Flex Ltd. *	23,779	341,704
FLIR Systems, Inc.	5,903	213,630
IPG Photonics Corp. *	1,630	160,897
Jabil Circuit, Inc.	8,312	196,745
Keysight Technologies, Inc. *	7,270	265,864
Littelfuse, Inc.	977	148,279
National Instruments Corp.	4,407	135,824
TE Connectivity Ltd.	15,434	1,069,267
Trimble, Inc. *	10,917	329,148
Universal Display Corp. *(a)	1,805	101,621
		5,878,070

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	98,508	6,400,065
Core Laboratories NV (a)	10,211	1,225,728
Ensco plc, Class A	69,416	674,724
FMC Technologies, Inc. *	52,631	1,869,979
Frank's International NV	11,623	143,079
National Oilwell Varco, Inc.	87,997	3,294,608
Oceaneering International, Inc.	22,589	637,236
RPC, Inc. (a)	13,279	263,057
US Silica Holdings, Inc.	14,722	834,443
Weatherford International plc *(a)	227,167	1,133,563
		16,476,482

See notes to Schedule of Investments

Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	2,410	286,501
CVS Health Corp.	67,286	5,309,538
Kroger Co. (The)	59,653	2,058,625
PriceSmart, Inc.	1,323	110,471
Rite Aid Corp. *	64,743	533,482
Safeway Casa Ley CVR *(b)	7,013	771
Safeway PDC LLC CVR *(b)	7,013	491
Sprouts Farmers Market, Inc. *	8,719	164,964
Sysco Corp.	31,527	1,745,650
Walgreens Boots Alliance, Inc.	53,995	4,468,626
Whole Foods Market, Inc.	20,040	616,430
		15,295,549

Food Products - 2.4%
B&G Foods, Inc.	4,099	179,536
Blue Buffalo Pet Products, Inc. *(a)	5,947	142,966
Bunge Ltd.	8,765	633,184
Campbell Soup Co.	11,369	687,483
Conagra Brands, Inc.	26,038	1,029,803
Flowers Foods, Inc.	11,210	223,864
General Mills, Inc.	37,054	2,288,826
Hain Celestial Group, Inc. (The) *	6,370	248,621
Hershey Co. (The)	12,368	1,279,222
Hormel Foods Corp.	16,965	590,552
Ingredion, Inc.	4,536	566,818
J. M. Smucker Co. (The)	7,274	931,508
Kellogg Co.	15,732	1,159,606
Kraft Heinz Co. (The)	37,625	3,285,415
Lancaster Colony Corp.	1,222	172,779
McCormick & Co., Inc.	7,930	740,107
Mead Johnson Nutrition Co.	11,540	816,570
Mondelez International, Inc., Class A	97,361	4,316,013
Pinnacle Foods, Inc.	7,373	394,087
Post Holdings, Inc. *	4,363	350,742
Snyder's-Lance, Inc.	5,277	202,320
TreeHouse Foods, Inc. *	3,444	248,622
WhiteWave Foods Co. (The) *	10,969	609,876
		21,098,520

See notes to Schedule of Investments

Gas Utilities - 0.7%
Atmos Energy Corp.	19,921	1,477,142
New Jersey Resources Corp.	16,563	587,986
ONE Gas, Inc.	10,050	642,798
Southwest Gas Corp.	9,134	699,847
Spire, Inc.	8,790	567,395
UGI Corp.	33,147	1,527,414
WGL Holdings, Inc.	9,847	751,129
		6,253,711

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	79,336	3,047,296
ABIOMED, Inc. *	2,174	244,966
Alere, Inc. *	4,309	167,922
Align Technology, Inc. *	4,036	387,981
Becton Dickinson and Co.	11,362	1,880,979
Boston Scientific Corp. *	72,912	1,577,087
Cantel Medical Corp.	1,841	144,979
Cooper Cos., Inc. (The)	2,624	459,016
Danaher Corp.	32,573	2,535,482
DENTSPLY SIRONA, Inc.	12,431	717,642
DexCom, Inc. *	4,555	271,934
Edwards Lifesciences Corp. *	11,449	1,072,771
Hill-Rom Holdings, Inc.	3,014	169,206
Hologic, Inc. *	14,979	600,957
IDEXX Laboratories, Inc. *	4,827	566,062
Masimo Corp. *	2,366	159,468
NuVasive, Inc. *	2,536	170,825
ResMed, Inc.	7,590	470,959
St. Jude Medical, Inc.	15,289	1,226,025
STERIS plc	4,587	309,118
Teleflex, Inc.	2,374	382,570
Varian Medical Systems, Inc. *	5,029	451,504
West Pharmaceutical Services, Inc.	3,940	334,230
		17,348,979

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. *	4,102	135,776
AmerisourceBergen Corp.	9,111	712,389
Cardinal Health, Inc.	17,138	1,233,422
Centene Corp. *	9,201	519,949

See notes to Schedule of Investments

DaVita, Inc. *	8,401	539,344
Envision Healthcare Corp. *	6,324	400,246
Express Scripts Holding Co. *	33,017	2,271,239
HCA Holdings, Inc. *	15,674	1,160,190
HealthSouth Corp.	4,524	186,570
Henry Schein, Inc. *	4,334	657,511
Humana, Inc.	7,979	1,627,955
Laboratory Corporation of America Holdings *	5,546	711,996
McKesson Corp.	12,098	1,699,164
Mednax, Inc. *	5,046	336,366
Molina Healthcare, Inc. *	1,997	108,357
Patterson Cos., Inc. (a)	4,146	170,110
Premier, Inc., Class A *	7,048	213,977
Quest Diagnostics, Inc.	7,464	685,942
Team Health Holdings, Inc. *	3,764	163,546
VCA, Inc. *	4,372	300,138
WellCare Health Plans, Inc. *	2,370	324,880
		14,159,067

Health Care Technology - 0.2%
athenahealth, Inc. *(a)	2,126	223,591
Cerner Corp. *	16,204	767,584
Medidata Solutions, Inc. *	2,930	145,533
Veeva Systems, Inc., Class A *	7,304	297,273
		1,433,981

Hotels, Restaurants & Leisure - 1.6%
Aramark	10,041	358,664
Brinker International, Inc. (a)	2,818	139,576
Buffalo Wild Wings, Inc. *	930	143,592
Chipotle Mexican Grill, Inc. *(a)	1,494	563,716
Choice Hotels International, Inc.	1,826	102,347
Cracker Barrel Old Country Store, Inc. (a)	1,217	203,215
Darden Restaurants, Inc.	6,415	466,499
Domino's Pizza, Inc.	2,423	385,838
Dunkin' Brands Group, Inc.	4,512	236,609
Hilton Worldwide Holdings, Inc.	26,277	714,734
Hyatt Hotels Corp., Class A *	6,703	370,408
Jack in the Box, Inc.	1,661	185,434
Marriott International, Inc., Class A	16,289	1,346,774
Norwegian Cruise Line Holdings Ltd. *	9,605	408,501

See notes to Schedule of Investments

Panera Bread Co., Class A *	1,184	242,827
Royal Caribbean Cruises Ltd.	8,570	703,083
Six Flags Entertainment Corp.	4,328	259,507
Starbucks Corp.	74,555	4,139,294
Texas Roadhouse, Inc.	3,278	158,131
Vail Resorts, Inc.	1,809	291,810
Wendy's Co. (The)	11,818	159,779
Wyndham Worldwide Corp.	5,596	427,366
Yum China Holdings, Inc. *	19,491	509,105
Yum! Brands, Inc.	17,737	1,123,284
		13,640,093

Household Durables - 0.4%
Garmin Ltd.	5,184	251,372
Harman International Industries, Inc.	3,547	394,284
Helen of Troy Ltd. *	1,319	111,390
Leggett & Platt, Inc.	6,857	335,170
Mohawk Industries, Inc. *	3,217	642,371
Newell Brands, Inc.	24,470	1,092,585
Tempur Sealy International, Inc. *(a)	2,809	191,799
Tupperware Brands Corp.	2,531	133,181
Whirlpool Corp.	3,851	699,996
		3,852,148

Household Products - 2.6%
Church & Dwight Co., Inc.	16,128	712,696
Clorox Co. (The)	8,089	970,842
Colgate-Palmolive Co.	56,038	3,667,127
Kimberly-Clark Corp.	22,566	2,575,232
Procter & Gamble Co. (The)	168,698	14,184,128
		22,110,025

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	126,309	1,467,711
NRG Energy, Inc.	60,682	743,961
NRG Yield, Inc., Class A	36,210	556,186
		2,767,858

Industrial Conglomerates - 3.1%
3M Co.	38,722	6,914,587
Carlisle Cos., Inc.	4,068	448,660

See notes to Schedule of Investments

General Electric Co.	569,526	17,997,022
Roper Technologies, Inc.	6,500	1,190,020
		26,550,289

Insurance - 4.0%
Aflac, Inc.	22,283	1,550,897
Alleghany Corp. *	853	518,726
Allied World Assurance Co. Holdings AG	4,750	255,123
Allstate Corp. (The)	20,107	1,490,331
American Financial Group, Inc.	4,120	363,054
American International Group, Inc.	53,650	3,503,881
Amtrust Financial Services, Inc.	4,746	129,945
Aon plc	14,365	1,602,128
Arch Capital Group Ltd. *	6,896	595,056
Arthur J. Gallagher & Co.	9,992	519,184
Aspen Insurance Holdings Ltd.	3,288	180,840
Assurant, Inc.	3,367	312,660
Assured Guaranty Ltd.	7,299	275,683
Axis Capital Holdings Ltd.	5,009	326,937
Chubb Ltd.	25,585	3,380,290
Cincinnati Financial Corp.	8,411	637,133
CNO Financial Group, Inc.	9,886	189,317
Endurance Specialty Holdings Ltd.	3,346	309,170
Erie Indemnity Co., Class A	1,142	128,418
Everest Re Group Ltd.	1,227	265,523
First American Financial Corp.	5,964	218,461
Hanover Insurance Group, Inc. (The)	2,325	211,598
Hartford Financial Services Group, Inc. (The)	20,625	982,781
Lincoln National Corp.	12,480	827,050
Loews Corp.	15,491	725,444
Marsh & McLennan Cos., Inc.	28,152	1,902,794
Mercury General Corp.	1,207	72,673
MetLife, Inc.	47,411	2,554,979
Old Republic International Corp.	13,335	253,365
Primerica, Inc.	2,599	179,721
Principal Financial Group, Inc.	14,957	865,412
ProAssurance Corp.	2,975	167,195
Progressive Corp. (The)	31,711	1,125,741
Prudential Financial, Inc.	23,478	2,443,121
Reinsurance Group of America, Inc.	3,578	450,220
RenaissanceRe Holdings Ltd.	2,319	315,894

See notes to Schedule of Investments

RLI Corp.	2,151	135,793
Torchmark Corp.	6,221	458,861
Travelers Cos., Inc. (The)	15,510	1,898,734
Unum Group	13,102	575,571
White Mountains Insurance Group Ltd.	256	214,029
Willis Towers Watson plc	7,018	858,161
XL Group Ltd.	14,691	547,387
		34,519,281

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. *	20,186	15,136,876
Netflix, Inc. *	21,883	2,709,115
Priceline Group, Inc. (The) *	2,528	3,706,199
TripAdvisor, Inc. *	6,394	296,490
Wayfair, Inc., Class A *(a)	2,456	86,083
		21,934,763

Internet Software & Services - 5.0%
Akamai Technologies, Inc. *	7,492	499,567
Alphabet, Inc., Class A *	29,741	23,568,255
CoStar Group, Inc. *	1,376	259,362
eBay, Inc. *	45,083	1,338,514
Facebook, Inc., Class A *	125,746	14,467,077
GrubHub, Inc. *	3,712	139,645
IAC/InterActiveCorp	3,404	220,545
j2 Global, Inc.	2,097	171,535
Pandora Media, Inc. *(a)	9,347	121,885
Twitter, Inc. *(a)	26,046	424,550
VeriSign, Inc. *(a)	4,070	309,605
Yahoo!, Inc. *	38,240	1,478,741
Yelp, Inc. *(a)	3,198	121,940
Zillow Group, Inc., Class A *	6,556	238,966
		43,360,187

IT Services - 4.3%
Accenture plc, Class A	28,299	3,314,662
Alliance Data Systems Corp.	2,556	584,046
Amdocs Ltd.	6,526	380,140
Automatic Data Processing, Inc.	19,564	2,010,788
Black Knight Financial Services, Inc., Class A *(a)	2,117	80,023
Booz Allen Hamilton Holding Corp.	6,522	235,249

See notes to Schedule of Investments

Broadridge Financial Solutions, Inc.	5,156	341,843
CACI International, Inc., Class A *	1,057	131,385
Cognizant Technology Solutions Corp., Class A *	26,591	1,489,894
Computer Sciences Corp.	6,133	364,423
Convergys Corp.	3,880	95,293
CoreLogic, Inc. *	3,572	131,557
CSRA, Inc.	6,321	201,261
DST Systems, Inc.	1,429	153,117
EPAM Systems, Inc. *	1,798	115,629
Euronet Worldwide, Inc. *	1,922	139,210
Fidelity National Information Services, Inc.	14,211	1,074,920
First Data Corp., Class A *	20,937	297,096
Fiserv, Inc. *	9,542	1,014,124
Gartner, Inc. *	3,608	364,661
Genpact Ltd. *	6,201	150,932
International Business Machines Corp.	37,751	6,266,288
Jack Henry & Associates, Inc.	3,356	297,946
Leidos Holdings, Inc.	6,079	310,880
MasterCard, Inc., Class A	42,309	4,368,404
MAXIMUS, Inc.	2,843	158,611
Paychex, Inc.	13,928	847,937
PayPal Holdings, Inc. *	49,018	1,934,740
Sabre Corp.	8,803	219,635
Science Applications International Corp.	1,918	162,646
Square, Inc., Class A *(a)	12,901	175,841
Teradata Corp. *	5,579	151,581
Total System Services, Inc.	7,197	352,869
Vantiv, Inc., Class A *	8,601	512,792
Visa, Inc., Class A	102,071	7,963,579
Western Union Co. (The)	21,143	459,226
WEX, Inc. *	1,669	186,260
Xerox Corp.	35,606	310,840
		37,350,328

Leisure Products - 0.2%
Brunswick Corp.	4,516	246,303
Hasbro, Inc.	5,667	440,836
Mattel, Inc. (a)	17,473	481,381
Polaris Industries, Inc. (a)	2,986	246,016
		1,414,536

See notes to Schedule of Investments

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	17,397	792,607
Bio-Rad Laboratories, Inc., Class A *	1,345	245,167
Bio-Techne Corp.	1,848	190,030
Bruker Corp.	4,997	105,837
Charles River Laboratories International, Inc. *	2,344	178,589
Illumina, Inc. *	7,878	1,008,699
Mettler-Toledo International, Inc. *	1,413	591,425
PAREXEL International Corp. *(a)	2,676	175,867
PerkinElmer, Inc.	5,903	307,841
PRA Health Sciences, Inc. *	2,083	114,815
Quintiles IMS Holdings, Inc. *	8,826	671,217
Thermo Fisher Scientific, Inc.	21,278	3,002,326
VWR Corp. *	4,005	100,245
Waters Corp. *	4,338	582,984
		8,067,649

Machinery - 2.4%
AGCO Corp.	4,215	243,880
Allison Transmission Holdings, Inc.	10,692	360,214
CLARCOR, Inc.	3,069	253,100
Colfax Corp. *	6,152	221,041
Crane Co.	3,109	224,221
Cummins, Inc.	9,951	1,360,003
Deere & Co. (a)	18,493	1,905,519
Donaldson Co., Inc.	8,477	356,712
Dover Corp.	9,865	739,184
Flowserve Corp.	8,285	398,094
Fortive Corp.	19,238	1,031,734
Graco, Inc.	3,571	296,714
IDEX Corp.	4,792	431,568
Illinois Tool Works, Inc.	20,387	2,496,592
Ingersoll-Rand plc	16,547	1,241,687
ITT, Inc.	5,694	219,618
Lincoln Electric Holdings, Inc.	3,957	303,383
Middleby Corp. (The) *	3,622	466,550
Nordson Corp.	3,381	378,841
Oshkosh Corp.	4,690	303,021
PACCAR, Inc.	22,482	1,436,600
Parker-Hannifin Corp.	8,588	1,202,320
Pentair plc	10,632	596,136

See notes to Schedule of Investments

Snap-on, Inc.	3,714	636,097
Stanley Black & Decker, Inc.	9,709	1,113,525
Terex Corp.	6,776	213,647
Timken Co. (The)	4,477	177,737
Toro Co. (The)	6,841	382,754
WABCO Holdings, Inc. *	3,333	353,798
Wabtec Corp.	5,657	469,644
Woodward, Inc.	3,473	239,811
Xylem, Inc.	11,492	569,084
		20,622,829

Media - 3.6%
AMC Networks, Inc., Class A *	3,585	187,639
Cable One, Inc.	241	149,837
CBS Corp., Class B	23,856	1,517,719
Charter Communications, Inc., Class A *	10,815	3,113,855
Cinemark Holdings, Inc.	5,310	203,691
Comcast Corp., Class A	122,474	8,456,830
DISH Network Corp., Class A *	23,846	1,381,399
Interpublic Group of Cos., Inc. (The)	20,119	470,986
John Wiley & Sons, Inc., Class A	2,762	150,529
Liberty Broadband Corp., Class A *	9,391	680,472
Madison Square Garden Co. (The), Class A *	1,136	194,835
Omnicom Group, Inc.	12,022	1,023,192
Scripps Networks Interactive, Inc., Class A	6,559	468,116
Sinclair Broadcast Group, Inc., Class A (a)	4,249	141,704
Sirius XM Holdings, Inc. (a)	87,579	389,726
Time Warner, Inc.	39,502	3,813,128
Tribune Media Co., Class A	3,604	126,068
Viacom, Inc., Class B	20,462	718,216
Walt Disney Co. (The)	74,940	7,810,247
		30,998,189

Metals & Mining - 0.5%
Compass Minerals International, Inc. (a)	3,318	259,965
Nucor Corp.	32,573	1,938,745
Reliance Steel & Aluminum Co.	7,271	578,335
Steel Dynamics, Inc.	24,957	887,970
Worthington Industries, Inc.	4,454	211,298
		3,876,313

See notes to Schedule of Investments

Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	82,345	2,028,981
CMS Energy Corp.	53,517	2,227,377
Consolidated Edison, Inc.	58,620	4,319,122
Sempra Energy	48,104	4,841,187
		13,416,667

Multiline Retail - 0.5%
Dollar Tree, Inc. *	11,983	924,848
J.C. Penney Co., Inc. *(a)	15,786	131,182
Kohl's Corp.	9,116	450,148
Macy's, Inc.	15,745	563,828
Nordstrom, Inc.	5,944	284,896
Target Corp.	28,574	2,063,900
		4,418,802

Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP Holdings LLC	10,476	234,348
Cheniere Energy, Inc. *	54,796	2,270,198
ONEOK, Inc.	49,050	2,815,961
Spectra Energy Corp.	163,578	6,721,420
		12,041,927

Paper & Forest Products - 0.0%
Domtar Corp.	6,147	239,917

Personal Products - 0.3%
Coty, Inc., Class A	29,460	539,413
Edgewell Personal Care Co. *	3,626	264,662
Estee Lauder Cos., Inc. (The), Class A	23,062	1,764,012
		2,568,087

Pharmaceuticals - 5.6%
Akorn, Inc. *	4,135	90,267
Bristol-Myers Squibb Co.	89,979	5,258,373
Catalent, Inc. *	6,716	181,063
Eli Lilly & Co.	52,348	3,850,195
Jazz Pharmaceuticals plc *	3,227	351,840
Johnson & Johnson	146,474	16,875,270
Medicines Co. (The) *(a)	3,788	128,565
Merck & Co., Inc.	148,445	8,738,957

See notes to Schedule of Investments

Perrigo Co. plc	7,236	602,252
Pfizer, Inc.	326,722	10,611,931
Prestige Brands Holdings, Inc. *	2,852	148,589
Zoetis, Inc.	26,442	1,415,440
		48,252,742

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	2,242	271,999
Equifax, Inc.	7,585	896,775
Manpowergroup, Inc.	4,355	387,029
Nielsen Holdings plc	21,499	901,883
Robert Half International, Inc.	8,150	397,557
TransUnion *	5,654	174,878
Verisk Analytics, Inc. *	9,986	810,564
		3,840,685

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	13,697	431,319
Howard Hughes Corp. (The) *	1,636	186,668
Jones Lang LaSalle, Inc.	2,063	208,445
Realogy Holdings Corp.	6,508	167,451
		993,883

Road & Rail - 0.5%
AMERCO	548	202,535
Avis Budget Group, Inc. *	5,771	211,680
Genesee & Wyoming, Inc., Class A *	3,632	252,097
JB Hunt Transport Services, Inc.	5,619	545,436
Kansas City Southern	6,903	585,720
Landstar System, Inc.	2,651	226,130
Norfolk Southern Corp.	18,767	2,028,150
Old Dominion Freight Line, Inc. *	4,422	379,364
Ryder System, Inc.	3,357	249,895
		4,681,007

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. *	33,030	374,560
Analog Devices, Inc.	13,347	969,259
Applied Materials, Inc.	47,356	1,528,178
Cavium, Inc. *(a)	2,926	182,700
Cirrus Logic, Inc. *	2,763	156,220

See notes to Schedule of Investments

Cree, Inc. *	4,080	107,671
Cypress Semiconductor Corp.	13,659	156,259
First Solar, Inc. *(a)	3,106	99,672
Integrated Device Technology, Inc. *	5,776	136,083
Intel Corp.	206,757	7,499,076
KLA-Tencor Corp.	6,834	537,699
Lam Research Corp.	6,971	737,044
Linear Technology Corp.	10,055	626,929
Marvell Technology Group Ltd.	19,365	268,593
Maxim Integrated Products, Inc.	12,157	468,896
Microchip Technology, Inc.	9,402	603,138
Micron Technology, Inc. *	45,074	988,022
NVIDIA Corp.	23,323	2,489,497
ON Semiconductor Corp. *	17,795	227,064
Qorvo, Inc. *	5,396	284,531
QUALCOMM, Inc.	64,356	4,196,011
Skyworks Solutions, Inc.	8,188	611,316
Teradyne, Inc.	8,676	220,370
Texas Instruments, Inc.	43,643	3,184,630
Xilinx, Inc.	11,070	668,296
		27,321,714

Software - 4.7%
Adobe Systems, Inc. *	21,722	2,236,280
ANSYS, Inc. *	3,787	350,260
Aspen Technology, Inc. *	3,411	186,513
Autodesk, Inc. *	8,512	629,973
Blackbaud, Inc.	1,922	123,008
CA, Inc.	13,511	429,244
CDK Global, Inc.	6,517	389,000
Citrix Systems, Inc. *	6,789	606,326
Electronic Arts, Inc. *	13,055	1,028,212
Fair Isaac Corp.	1,347	160,589
Fortinet, Inc. *	6,280	189,154
Guidewire Software, Inc. *	3,155	155,636
Intuit, Inc.	10,736	1,230,453
Manhattan Associates, Inc. *	3,122	165,560
Mentor Graphics Corp.	4,690	173,014
Microsoft Corp.	339,230	21,079,752
Nuance Communications, Inc. *	10,828	161,337
Oracle Corp.	130,761	5,027,760

See notes to Schedule of Investments

PTC, Inc. *	4,914	227,371
Red Hat, Inc. *	7,788	542,824
Salesforce.com, Inc. *	28,572	1,956,039
ServiceNow, Inc. *	6,703	498,301
Splunk, Inc. *	5,865	299,995
Symantec Corp.	26,836	641,112
Synopsys, Inc. *	6,571	386,769
Take-Two Interactive Software, Inc. *	3,735	184,098
Tyler Technologies, Inc. *	1,415	202,019
Ultimate Software Group, Inc. (The) *	1,237	225,567
VMware, Inc., Class A *(a)	10,886	857,055
Workday, Inc., Class A *(a)	8,656	572,075
		40,915,296

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	3,759	635,722
American Eagle Outfitters, Inc. (a)	8,765	132,965
AutoNation, Inc. *	3,253	158,259
Bed Bath & Beyond, Inc.	7,852	319,105
Best Buy Co., Inc.	14,089	601,178
Burlington Stores, Inc. *	3,569	302,473
CarMax, Inc. *(a)	9,822	632,439
CST Brands, Inc.	3,599	173,292
Foot Locker, Inc.	6,763	479,429
GameStop Corp., Class A	4,942	124,835
Gap, Inc. (The)	10,978	246,346
Home Depot, Inc. (The)	62,350	8,359,888
Lowe's Cos., Inc.	44,559	3,169,036
Michaels Cos., Inc. (The) *	7,533	154,050
O'Reilly Automotive, Inc. *	4,870	1,355,857
Penske Automotive Group, Inc.	1,934	100,259
Ross Stores, Inc.	20,344	1,334,566
Sally Beauty Holdings, Inc. *	7,336	193,817
Signet Jewelers Ltd. (a)	3,795	357,717
Staples, Inc.	32,580	294,849
Tiffany & Co. (a)	5,380	416,573
TJX Cos., Inc. (The)	33,163	2,491,536
Tractor Supply Co.	6,730	510,201
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,980	759,721

See notes to Schedule of Investments

Williams-Sonoma, Inc.	4,080	197,431
		23,501,544

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	232,838	26,967,297
Hewlett Packard Enterprise Co.	72,736	1,683,111
HP, Inc.	74,957	1,112,362
NetApp, Inc.	11,941	421,159
Seagate Technology plc	13,133	501,287
Western Digital Corp.	12,342	838,639
		31,523,855

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	2,545	219,862
Coach, Inc.	14,309	501,101
Columbia Sportswear Co.	1,288	75,090
Hanesbrands, Inc.	18,969	409,161
lululemon athletica, Inc. *(a)	5,876	381,881
Michael Kors Holdings Ltd. *	8,466	363,869
NIKE, Inc., Class B	85,243	4,332,902
PVH Corp.	4,078	367,999
Skechers U.S.A., Inc., Class A *	8,058	198,066
VF Corp.	16,863	899,641
		7,749,572

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	18,700	190,553
New York Community Bancorp, Inc.	27,202	432,784
Radian Group, Inc.	11,843	212,937
TFS Financial Corp.	3,483	66,316
Washington Federal, Inc.	4,864	167,079
		1,069,669

Trading Companies & Distributors - 0.4%
Air Lease Corp.	6,021	206,701
Fastenal Co.	18,362	862,647
HD Supply Holdings, Inc. *	12,628	536,816
MSC Industrial Direct Co., Inc., Class A	3,844	355,147
United Rentals, Inc. *	5,508	581,535
Univar, Inc. *	4,690	133,055
W.W. Grainger, Inc.	3,532	820,307

See notes to Schedule of Investments

WESCO International, Inc. *	2,672	177,822
		3,674,030

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	4,766	389,382

Water Utilities - 0.4%
American Water Works Co., Inc.	34,034	2,462,700
Aqua America, Inc.	33,985	1,020,910
		3,483,610

Wireless Telecommunication Services - 0.1%
Sprint Corp. *(a)	29,949	252,171
T-Mobile US, Inc. *	12,057	693,398
Telephone & Data Systems, Inc.	3,870	111,727
United States Cellular Corp. *	3,556	155,468
		1,212,764

Total Common Stocks (Cost $740,601,066)		864,816,060

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	2,315,487	2,315,487

Total Time Deposit (Cost $2,315,487)		2,315,487

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	13,396,061	13,396,061

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $13,396,061)		13,396,061

TOTAL INVESTMENTS (Cost $756,312,614) - 101.3%		880,527,608
Other assets and liabilities, net - (1.3%)		(11,213,181)
NET ASSETS - 100.0%		869,314,427

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $13,078,704 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $5,840, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(c) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 0.6%
Arconic, Inc.	1,851	34,318
B/E Aerospace, Inc.	405	24,377
HEICO Corp.	365	28,160
Hexcel Corp.	417	21,450
Rockwell Collins, Inc.	603	55,934
Spirit AeroSystems Holdings, Inc., Class A	566	33,026
TransDigm Group, Inc.	388	96,597
		293,862

Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	569	41,685
Expeditors International of Washington, Inc.	854	45,228
United Parcel Service, Inc., Class B	6,797	779,208
XPO Logistics, Inc. *	626	27,018
		893,139

Airlines - 0.7%
Alaska Air Group, Inc.	954	84,648
Delta Air Lines, Inc.	2,377	116,925
Southwest Airlines Co.	2,493	124,251
		325,824

Auto Components - 0.2%
Delphi Automotive plc	490	33,002
Gentex Corp.	635	12,503
Lear Corp.	235	31,107
Tenneco, Inc. *	96	5,997
		82,609

Automobiles - 0.4%
Tesla Motors, Inc. *(a)	688	147,019
Thor Industries, Inc.	266	26,613
		173,632

Banks - 0.8%
Bank of Hawaii Corp. (a)	116	10,288
Bank of the Ozarks, Inc.	336	17,670

See notes to Schedule of Investments

Comerica, Inc.	390	26,563
Commerce Bancshares, Inc.	242	14,005
First Citizens BancShares, Inc., Class A	18	6,390
First Horizon National Corp.	702	14,047
First Republic Bank	607	55,929
Home BancShares, Inc.	406	11,275
IBERIABANK Corp.	96	8,040
Pinnacle Financial Partners, Inc.	151	10,464
PrivateBancorp, Inc.	254	13,764
Signature Bank *	391	58,728
Sterling Bancorp	324	7,582
SVB Financial Group *	232	39,825
Texas Capital Bancshares, Inc. *	183	14,347
UMB Financial Corp.	110	8,483
Webster Financial Corp.	209	11,345
Western Alliance Bancorp *	369	17,974
		346,719

Beverages - 2.8%
Coca-Cola Co. (The)	10,653	441,673
Dr Pepper Snapple Group, Inc.	973	88,222
PepsiCo, Inc.	7,307	764,532
		1,294,427

Biotechnology - 6.6%
AbbVie, Inc.	4,246	265,885
ACADIA Pharmaceuticals, Inc. *	579	16,698
Agios Pharmaceuticals, Inc. *(a)	130	5,425
Alexion Pharmaceuticals, Inc. *	1,375	168,231
Alkermes plc *	925	51,411
Alnylam Pharmaceuticals, Inc. *(a)	241	9,023
Amgen, Inc.	4,554	665,840
Biogen, Inc. *	1,332	377,729
BioMarin Pharmaceutical, Inc. *	1,046	86,651
Celgene Corp. *	4,745	549,234
Dyax Corp. CVR *(b)	565	627
Gilead Sciences, Inc.	4,233	303,125
Incyte Corp. *	1,065	106,788
Intercept Pharmaceuticals, Inc. *(a)	107	11,626
Ionis Pharmaceuticals, Inc. *(a)	737	35,251
Regeneron Pharmaceuticals, Inc. *	472	173,266

See notes to Schedule of Investments

Seattle Genetics, Inc. *	585	30,870
TESARO, Inc. *	143	19,231
United Therapeutics Corp. *	252	36,144
Vertex Pharmaceuticals, Inc. *	1,508	111,094
		3,024,149

Building Products - 0.6%
A.O. Smith Corp.	1,357	64,254
Allegion plc	743	47,552
Lennox International, Inc.	300	45,951
Masco Corp.	2,540	80,315
Owens Corning	515	26,554
USG Corp. *	480	13,862
		278,488

Capital Markets - 3.4%
Affiliated Managers Group, Inc. *	272	39,522
Ameriprise Financial, Inc.	402	44,598
BlackRock, Inc.	600	228,324
CBOE Holdings, Inc.	587	43,373
Charles Schwab Corp. (The)	5,574	220,006
CME Group, Inc.	776	89,512
Eaton Vance Corp. (c)	370	15,496
Evercore Partners, Inc., Class A	309	21,228
Interactive Brokers Group, Inc., Class A	1,669	60,935
Intercontinental Exchange, Inc.	2,010	113,404
MarketAxess Holdings, Inc.	272	39,962
Moody's Corp.	1,192	112,370
Morningstar, Inc.	90	6,620
MSCI, Inc.	680	53,570
Nasdaq, Inc.	279	18,727
Northern Trust Corp.	586	52,183
NorthStar Asset Management Group, Inc.	713	10,638
Raymond James Financial, Inc.	326	22,582
S&P Global, Inc.	1,869	200,992
SEI Investments Co.	971	47,929
T. Rowe Price Group, Inc.	719	54,112
TD Ameritrade Holding Corp.	889	38,760
Thomson Reuters Corp.	811	35,506
		1,570,349

See notes to Schedule of Investments

Chemicals - 2.1%
Air Products & Chemicals, Inc.	756	108,728
Axalta Coating Systems Ltd. *	1,276	34,707
Ecolab, Inc.	2,446	286,720
International Flavors & Fragrances, Inc.	392	46,189
PPG Industries, Inc.	1,377	130,485
Praxair, Inc.	1,055	123,635
Sensient Technologies Corp.	219	17,209
Sherwin-Williams Co. (The)	755	202,899
		950,572

Commercial Services & Supplies - 0.8%
Cintas Corp.	666	76,963
Clean Harbors, Inc. *	227	12,633
Copart, Inc. *	789	43,718
Deluxe Corp.	180	12,890
Healthcare Services Group, Inc.	328	12,848
KAR Auction Services, Inc.	557	23,739
Rollins, Inc.	742	25,065
UniFirst Corp.	49	7,039
Waste Management, Inc.	1,873	132,814
		347,709

Communications Equipment - 0.6%
Arista Networks, Inc. *	202	19,547
ARRIS International plc *	589	17,747
Ciena Corp. *	434	10,594
CommScope Holding Co., Inc. *	982	36,530
EchoStar Corp., Class A *	179	9,199
F5 Networks, Inc. *	335	48,481
Finisar Corp. *	561	16,981
Juniper Networks, Inc.	914	25,830
Motorola Solutions, Inc.	845	70,042
NetScout Systems, Inc. *	258	8,127
ViaSat, Inc. *	267	17,681
		280,759

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	245	19,671
EMCOR Group, Inc.	267	18,893

See notes to Schedule of Investments

Quanta Services, Inc. *	481	16,763
		55,327

Consumer Finance - 0.1%
Ally Financial, Inc.	1,055	20,066
Credit Acceptance Corp. *(a)	90	19,576
OneMain Holdings, Inc. *	584	12,930
		52,572

Containers & Packaging - 0.5%
AptarGroup, Inc.	281	20,640
Avery Dennison Corp.	424	29,773
Ball Corp.	890	66,812
Berry Plastics Group, Inc. *	1,130	55,065
Crown Holdings, Inc. *	762	40,058
Sonoco Products Co.	273	14,387
		226,735

Distributors - 0.1%
Genuine Parts Co.	337	32,197
LKQ Corp. *	980	30,037
		62,234

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	110	7,702
ServiceMaster Global Holdings, Inc. *	748	28,177
		35,879

Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. *	568	32,013
SBA Communications Corp., Class A *	609	62,885
Zayo Group Holdings, Inc. *	840	27,602
		122,500

Electric Utilities - 0.3%
Alliant Energy Corp.	2,011	76,197
OGE Energy Corp.	1,629	54,490
		130,687

Electrical Equipment - 0.5%
Acuity Brands, Inc.	341	78,723
AMETEK, Inc.	784	38,103

See notes to Schedule of Investments

EnerSys	142	11,090
Hubbell, Inc.	223	26,024
Rockwell Automation, Inc.	395	53,088
Sensata Technologies Holding NV *	915	35,639
		242,667

Electronic Equipment & Instruments - 0.7%
Amphenol Corp., Class A	1,570	105,504
Belden, Inc.	110	8,225
Coherent, Inc. *	125	17,173
Dolby Laboratories, Inc., Class A	308	13,918
FLIR Systems, Inc.	328	11,870
IPG Photonics Corp. *	179	17,669
Keysight Technologies, Inc. *	540	19,748
Littelfuse, Inc.	115	17,454
National Instruments Corp.	251	7,736
TE Connectivity Ltd.	682	47,249
Trimble, Inc. *	846	25,507
Universal Display Corp. *(a)	206	11,598
		303,651

Energy Equipment & Services - 0.4%
Core Laboratories NV (a)	364	43,694
RPC, Inc. (a)	964	19,097
US Silica Holdings, Inc.	950	53,846
Weatherford International plc *(a)	11,698	58,373
		175,010

Food & Staples Retailing - 1.8%
CVS Health Corp.	4,306	339,786
PriceSmart, Inc.	111	9,269
Sprouts Farmers Market, Inc. *	501	9,479
Sysco Corp.	1,400	77,518
Walgreens Boots Alliance, Inc.	4,649	384,751
		820,803

Food Products - 1.9%
B&G Foods, Inc.	228	9,986
Blue Buffalo Pet Products, Inc. *	763	18,343
Campbell Soup Co.	614	37,129
General Mills, Inc.	1,777	109,765

See notes to Schedule of Investments

Hain Celestial Group, Inc. (The) *	458	17,876
Hershey Co. (The)	1,017	105,188
Hormel Foods Corp.	1,111	38,674
Ingredion, Inc.	318	39,737
J. M. Smucker Co. (The)	488	62,493
Kraft Heinz Co. (The)	1,633	142,594
Lancaster Colony Corp.	53	7,494
McCormick & Co., Inc.	681	63,558
Mead Johnson Nutrition Co.	719	50,876
Pinnacle Foods, Inc.	416	22,235
Post Holdings, Inc. *	525	42,205
Snyder's-Lance, Inc.	253	9,700
TreeHouse Foods, Inc. *	232	16,748
WhiteWave Foods Co. (The) *	1,434	79,730
		874,331

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	3,112	119,532
ABIOMED, Inc. *	247	27,832
Alere, Inc. *	343	13,367
Align Technology, Inc. *	456	43,835
Becton Dickinson and Co.	1,302	215,546
Boston Scientific Corp. *	4,220	91,279
Cantel Medical Corp.	207	16,301
Cooper Cos., Inc. (The)	297	51,954
Danaher Corp.	1,411	109,832
DENTSPLY SIRONA, Inc.	554	31,982
DexCom, Inc. *	514	30,686
Edwards Lifesciences Corp. *	1,300	121,810
Hill-Rom Holdings, Inc.	174	9,768
Hologic, Inc. *	1,692	67,883
IDEXX Laboratories, Inc. *	545	63,912
Masimo Corp. *	269	18,131
NuVasive, Inc. *	179	12,058
ResMed, Inc.	486	30,156
St. Jude Medical, Inc.	859	68,883
STERIS plc	242	16,308
Teleflex, Inc.	270	43,511
Varian Medical Systems, Inc. *	568	50,995

See notes to Schedule of Investments

West Pharmaceutical Services, Inc.	448	38,004
		1,293,565

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. *	164	5,428
AmerisourceBergen Corp.	372	29,087
Cardinal Health, Inc.	763	54,913
Centene Corp. *	449	25,373
DaVita, Inc. *	407	26,129
Envision Healthcare Corp. *	504	31,898
Express Scripts Holding Co. *	2,372	163,170
HCA Holdings, Inc. *	1,033	76,463
HealthSouth Corp.	232	9,568
Henry Schein, Inc. *	493	74,793
Humana, Inc.	914	186,483
Laboratory Corporation of America Holdings *	626	80,366
McKesson Corp.	497	69,804
Mednax, Inc. *	389	25,931
Molina Healthcare, Inc. *	104	5,643
Premier, Inc., Class A *	857	26,019
Quest Diagnostics, Inc.	380	34,922
Team Health Holdings, Inc. *	258	11,210
VCA, Inc. *	497	34,119
WellCare Health Plans, Inc. *	269	36,874
		1,008,193

Health Care Technology - 0.4%
athenahealth, Inc. *(a)	242	25,451
Cerner Corp. *	1,837	87,019
Medidata Solutions, Inc. *	333	16,540
Veeva Systems, Inc., Class A *	828	33,700
		162,710

Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc. (a)	180	8,915
Buffalo Wild Wings, Inc. *	102	15,749
Chipotle Mexican Grill, Inc. *(a)	72	27,167
Choice Hotels International, Inc.	199	11,154
Cracker Barrel Old Country Store, Inc. (a)	75	12,524
Darden Restaurants, Inc.	457	33,233
Domino's Pizza, Inc.	267	42,517

See notes to Schedule of Investments

Dunkin' Brands Group, Inc.	355	18,616
Hilton Worldwide Holdings, Inc.	2,112	57,446
Hyatt Hotels Corp., Class A *	407	22,491
Jack in the Box, Inc.	181	20,207
Marriott International, Inc., Class A	1,126	93,098
Norwegian Cruise Line Holdings Ltd. *	1,059	45,039
Panera Bread Co., Class A *	130	26,662
Royal Caribbean Cruises Ltd.	929	76,215
Six Flags Entertainment Corp.	475	28,481
Starbucks Corp.	8,129	451,322
Texas Roadhouse, Inc.	206	9,937
Vail Resorts, Inc.	201	32,423
Wendy's Co. (The)	708	9,572
Wyndham Worldwide Corp.	404	30,854
Yum China Holdings, Inc. *	1,365	35,654
Yum! Brands, Inc.	788	49,904
		1,159,180

Household Durables - 0.6%
Harman International Industries, Inc.	387	43,019
Helen of Troy Ltd. *	140	11,823
Leggett & Platt, Inc.	369	18,037
Mohawk Industries, Inc. *	350	69,888
Newell Brands, Inc.	1,076	48,043
Tempur Sealy International, Inc. *(a)	282	19,255
Whirlpool Corp.	288	52,350
		262,415

Household Products - 1.2%
Church & Dwight Co., Inc.	1,257	55,547
Clorox Co. (The)	646	77,533
Colgate-Palmolive Co.	3,959	259,077
Kimberly-Clark Corp.	1,328	151,551
		543,708

Industrial Conglomerates - 3.5%
3M Co.	3,255	581,245
Carlisle Cos., Inc.	499	55,035
General Electric Co.	26,361	833,008

See notes to Schedule of Investments

Roper Technologies, Inc.	785	143,718
		1,613,006

Insurance - 0.8%
Alleghany Corp. *	37	22,500
Aon plc	1,145	127,702
Arch Capital Group Ltd. *	282	24,334
Arthur J. Gallagher & Co.	531	27,591
Erie Indemnity Co., Class A	49	5,510
Marsh & McLennan Cos., Inc.	1,715	115,917
Primerica, Inc.	174	12,032
Reinsurance Group of America, Inc.	139	17,490
White Mountains Insurance Group Ltd.	11	9,197
		362,273

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. *	2,206	1,654,213
Netflix, Inc. *	2,397	296,749
Priceline Group, Inc. (The) *	276	404,633
TripAdvisor, Inc. *	696	32,273
Wayfair, Inc., Class A *(a)	263	9,218
		2,397,086

Internet Software & Services - 10.6%
Akamai Technologies, Inc. *	888	59,212
Alphabet, Inc., Class A *	3,496	2,770,405
CoStar Group, Inc. *	167	31,478
eBay, Inc. *	2,470	73,334
Facebook, Inc., Class A *	14,792	1,701,820
GrubHub, Inc. *	436	16,402
IAC/InterActiveCorp	232	15,031
j2 Global, Inc.	238	19,468
Pandora Media, Inc. *(a)	1,141	14,879
Twitter, Inc. *(a)	3,077	50,155
VeriSign, Inc. *(a)	456	34,688
Yelp, Inc. *(a)	375	14,299
Zillow Group, Inc., Class A *	778	28,358
		4,829,529

IT Services - 7.0%
Accenture plc, Class A	3,321	388,989

See notes to Schedule of Investments

Alliance Data Systems Corp.	296	67,636
Amdocs Ltd.	352	20,504
Automatic Data Processing, Inc.	2,315	237,936
Black Knight Financial Services, Inc., Class A *	257	9,715
Booz Allen Hamilton Holding Corp.	280	10,100
Broadridge Financial Solutions, Inc.	422	27,978
CACI International, Inc., Class A *	40	4,972
Cognizant Technology Solutions Corp., Class A *	2,133	119,512
CoreLogic, Inc. *	256	9,428
CSRA, Inc.	719	22,893
DST Systems, Inc.	102	10,929
EPAM Systems, Inc. *	230	14,791
Euronet Worldwide, Inc. *	214	15,500
Fidelity National Information Services, Inc.	1,091	82,523
First Data Corp., Class A *	2,457	34,865
Fiserv, Inc. *	1,105	117,439
Gartner, Inc. *	423	42,753
Genpact Ltd. *	473	11,513
Jack Henry & Associates, Inc.	401	35,601
MasterCard, Inc., Class A	4,969	513,049
MAXIMUS, Inc.	318	17,741
Paychex, Inc.	935	56,923
PayPal Holdings, Inc. *	5,759	227,308
Sabre Corp.	662	16,517
Science Applications International Corp.	107	9,074
Square, Inc., Class A *	1,577	21,494
Total System Services, Inc.	848	41,577
Vantiv, Inc., Class A *	1,003	59,799
Visa, Inc., Class A	12,007	936,786
WEX, Inc. *	128	14,285
		3,200,130

Leisure Products - 0.2%
Brunswick Corp.	225	12,272
Hasbro, Inc.	623	48,463
Mattel, Inc.	815	22,453
Polaris Industries, Inc. (a)	166	13,677
		96,865

Life Sciences - Tools & Services - 1.8%
Agilent Technologies, Inc.	897	40,867

See notes to Schedule of Investments

Bio-Rad Laboratories, Inc., Class A *	90	16,405
Bio-Techne Corp.	140	14,396
Bruker Corp.	418	8,853
Charles River Laboratories International, Inc. *	276	21,029
Illumina, Inc. *	893	114,340
Mettler-Toledo International, Inc. *	160	66,970
PAREXEL International Corp. *	220	14,458
PerkinElmer, Inc.	403	21,017
PRA Health Sciences, Inc. *	235	12,953
Quintiles IMS Holdings, Inc. *	1,003	76,278
Thermo Fisher Scientific, Inc.	2,418	341,180
VWR Corp. *	224	5,607
Waters Corp. *	490	65,851
		820,204

Machinery - 2.7%
Allison Transmission Holdings, Inc.	710	23,920
CLARCOR, Inc.	217	17,896
Crane Co.	138	9,953
Donaldson Co., Inc.	544	22,892
Dover Corp.	388	29,073
Fortive Corp.	1,449	77,710
Graco, Inc.	434	36,061
IDEX Corp.	590	53,135
Illinois Tool Works, Inc.	2,460	301,252
Ingersoll-Rand plc	1,999	150,005
Lincoln Electric Holdings, Inc.	235	18,017
Middleby Corp. (The) *	445	57,320
Nordson Corp.	411	46,053
Oshkosh Corp.	293	18,931
Parker-Hannifin Corp.	315	44,100
Snap-on, Inc.	449	76,900
Stanley Black & Decker, Inc.	699	80,168
Toro Co. (The)	542	30,325
WABCO Holdings, Inc. *	256	27,174
Wabtec Corp.	438	36,363
Woodward, Inc.	262	18,091
Xylem, Inc.	854	42,290
		1,217,629

See notes to Schedule of Investments

Media - 4.5%
Cable One, Inc.	26	16,165
CBS Corp., Class B	1,413	89,895
Charter Communications, Inc., Class A *	1,179	339,458
Cinemark Holdings, Inc.	182	6,982
Comcast Corp., Class A	6,719	463,947
DISH Network Corp., Class A *	1,229	71,196
Interpublic Group of Cos., Inc. (The)	861	20,156
John Wiley & Sons, Inc., Class A	98	5,341
Liberty Broadband Corp., Class A *	1,029	74,561
Madison Square Garden Co. (The), Class A *	124	21,267
Omnicom Group, Inc.	640	54,471
Scripps Networks Interactive, Inc., Class A	311	22,196
Sinclair Broadcast Group, Inc., Class A (a)	203	6,770
Sirius XM Holdings, Inc. (a)	9,163	40,775
Time Warner, Inc.	2,312	223,177
Walt Disney Co. (The)	5,636	587,384
		2,043,741

Metals & Mining - 0.3%
Nucor Corp.	1,360	80,947
Steel Dynamics, Inc.	823	29,282
Worthington Industries, Inc.	177	8,397
		118,626

Multiline Retail - 0.2%
Dollar Tree, Inc. *	1,308	100,951
J.C. Penney Co., Inc. *	1,725	14,335
		115,286

Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	721	16,129
Cheniere Energy, Inc. *	5,878	243,525
Spectra Energy Corp.	5,456	224,187
		483,841

Personal Products - 0.4%
Coty, Inc., Class A	1,571	28,765
Estee Lauder Cos., Inc. (The), Class A	1,818	139,059
		167,824

See notes to Schedule of Investments

Pharmaceuticals - 4.3%
Akorn, Inc. *	215	4,693
Bristol-Myers Squibb Co.	5,256	307,161
Catalent, Inc. *	623	16,796
Eli Lilly & Co.	1,901	139,819
Jazz Pharmaceuticals plc *	367	40,014
Johnson & Johnson	7,326	844,028
Medicines Co. (The) *(a)	152	5,159
Merck & Co., Inc.	7,389	434,990
Prestige Brands Holdings, Inc. *	193	10,055
Zoetis, Inc.	3,003	160,751
		1,963,466

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	173	20,988
Equifax, Inc.	927	109,599
Nielsen Holdings plc	1,544	64,771
Robert Half International, Inc.	523	25,512
TransUnion *	679	21,002
Verisk Analytics, Inc. *	1,205	97,810
		339,682

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	795	25,035
Howard Hughes Corp. (The) *	193	22,021
Jones Lang LaSalle, Inc.	243	24,553
		71,609

Road & Rail - 0.7%
AMERCO	20	7,392
Avis Budget Group, Inc. *	428	15,699
Genesee & Wyoming, Inc., Class A *	182	12,633
JB Hunt Transport Services, Inc.	677	65,716
Kansas City Southern	393	33,346
Landstar System, Inc.	323	27,552
Norfolk Southern Corp.	1,023	110,555
Old Dominion Freight Line, Inc. *	510	43,753
		316,646

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. *	3,868	43,863

See notes to Schedule of Investments

Analog Devices, Inc.	979	71,095
Applied Materials, Inc.	5,547	179,002
Cavium, Inc. *(a)	341	21,292
Cirrus Logic, Inc. *	324	18,319
Cree, Inc. *	183	4,829
Cypress Semiconductor Corp.	934	10,685
Integrated Device Technology, Inc. *	687	16,186
KLA-Tencor Corp.	801	63,023
Lam Research Corp.	829	87,650
Linear Technology Corp.	1,223	76,254
Marvell Technology Group Ltd.	792	10,985
Maxim Integrated Products, Inc.	617	23,798
Microchip Technology, Inc.	1,099	70,501
Micron Technology, Inc. *	2,050	44,936
NVIDIA Corp.	2,741	292,574
ON Semiconductor Corp. *	733	9,353
Qorvo, Inc. *	457	24,098
Skyworks Solutions, Inc.	952	71,076
Teradyne, Inc.	350	8,890
Texas Instruments, Inc.	5,121	373,679
Xilinx, Inc.	588	35,498
		1,557,586

Software - 6.6%
Adobe Systems, Inc. *	2,548	262,317
ANSYS, Inc. *	430	39,771
Aspen Technology, Inc. *	391	21,380
Autodesk, Inc. *	571	42,260
Blackbaud, Inc.	229	14,656
CDK Global, Inc.	766	45,722
Citrix Systems, Inc. *	799	71,359
Electronic Arts, Inc. *	1,536	120,975
Fair Isaac Corp.	153	18,241
Fortinet, Inc. *	713	21,476
Guidewire Software, Inc. *	377	18,597
Intuit, Inc.	1,241	142,231
Manhattan Associates, Inc. *	365	19,356
Mentor Graphics Corp.	550	20,289
Microsoft Corp.	19,842	1,232,982
Nuance Communications, Inc. *	1,315	19,593
Oracle Corp.	6,374	245,080

See notes to Schedule of Investments

PTC, Inc. *	397	18,369
Red Hat, Inc. *	914	63,706
Salesforce.com, Inc. *	3,361	230,094
ServiceNow, Inc. *	784	58,283
Splunk, Inc. *	690	35,293
Synopsys, Inc. *	526	30,960
Take-Two Interactive Software, Inc. *	444	21,885
Tyler Technologies, Inc. *	171	24,414
Ultimate Software Group, Inc. (The) *	149	27,170
VMware, Inc., Class A *	1,278	100,617
Workday, Inc., Class A *(a)	1,023	67,610
		3,034,686

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	274	46,339
Burlington Stores, Inc. *	392	33,222
CarMax, Inc. *	473	30,456
Foot Locker, Inc.	386	27,364
Home Depot, Inc. (The)	6,815	913,755
Lowe's Cos., Inc.	3,213	228,509
Michaels Cos., Inc. (The) *	851	17,403
O'Reilly Automotive, Inc. *	524	145,887
Ross Stores, Inc.	2,200	144,320
Sally Beauty Holdings, Inc. *	482	12,734
Tiffany & Co.	183	14,170
TJX Cos., Inc. (The)	3,641	273,548
Tractor Supply Co.	728	55,190
Ulta Salon, Cosmetics & Fragrance, Inc. *	325	82,855
Williams-Sonoma, Inc.	177	8,565
		2,034,317

Technology Hardware, Storage & Peripherals - 0.0%
NetApp, Inc.	645	22,749

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	276	23,843
Columbia Sportswear Co.	151	8,803
Hanesbrands, Inc.	931	20,082
lululemon athletica, Inc. *(a)	639	41,528
Michael Kors Holdings Ltd. *	911	39,155
NIKE, Inc., Class B	9,302	472,821

See notes to Schedule of Investments

PVH Corp.	207	18,680
Skechers U.S.A., Inc., Class A *	448	11,012
VF Corp.	989	52,763
		688,687

Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	253	4,817

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,266	59,477
HD Supply Holdings, Inc. *	1,557	66,188
MSC Industrial Direct Co., Inc., Class A	230	21,250
United Rentals, Inc. *	652	68,838
Univar, Inc. *	220	6,241
W.W. Grainger, Inc.	279	64,798
		286,792

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	582	47,549

Water Utilities - 0.5%
American Water Works Co., Inc.	2,712	196,240
Aqua America, Inc.	1,774	53,291
		249,531

Wireless Telecommunication Services - 0.2%
Sprint Corp. *(a)	2,099	17,674
T-Mobile US, Inc. *	1,346	77,408
		95,082

Total Common Stocks (Cost $42,740,999)		45,573,644

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	136,083	136,083

Total Time Deposit (Cost $136,083)		136,083

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	733,974	733,974

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $733,974)		733,974

TOTAL INVESTMENTS (Cost $43,611,056) - 101.5%		46,443,701
Other assets and liabilities, net - (1.5%)		(705,743)
NET ASSETS - 100.0%		45,737,958

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $715,442 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $627, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(c) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 0.2%
Arconic, Inc.	2,855	52,932
B/E Aerospace, Inc.	706	42,494
Hexcel Corp.	549	28,240
Rockwell Collins, Inc.	750	69,570
Spirit AeroSystems Holdings, Inc., Class A	774	45,163
		238,399

Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	978	71,648
Expeditors International of Washington, Inc.	1,003	53,119
		124,767

Airlines - 1.1%
American Airlines Group, Inc.	7,423	346,580
Delta Air Lines, Inc.	6,328	311,274
JetBlue Airways Corp. *	4,638	103,984
Southwest Airlines Co.	4,216	210,125
United Continental Holdings, Inc. *	4,136	301,432
		1,273,395

Auto Components - 0.4%
BorgWarner, Inc.	2,601	102,584
Delphi Automotive plc	2,372	159,754
Gentex Corp.	2,247	44,243
Lear Corp.	362	47,918
Tenneco, Inc. *	450	28,112
Visteon Corp.	442	35,510
		418,121

Automobiles - 0.7%
Ford Motor Co.	51,632	626,296
Harley-Davidson, Inc.	2,297	134,007
		760,303

Banks - 12.9%
Associated Banc-Corp.	2,026	50,042
Bank of America Corp.	136,421	3,014,904

See notes to Schedule of Investments

Bank of Hawaii Corp.	357	31,662
Bank of the Ozarks, Inc.	765	40,231
BankUnited, Inc.	1,402	52,841
BB&T Corp.	10,920	513,458
BOK Financial Corp.	284	23,583
Chemical Financial Corp.	949	51,407
CIT Group, Inc.	2,719	116,047
Citigroup, Inc.	38,472	2,286,391
Citizens Financial Group, Inc.	6,888	245,420
Comerica, Inc.	1,585	107,954
Commerce Bancshares, Inc.	722	41,730
Cullen/Frost Bankers, Inc. (a)	755	66,614
East West Bancorp, Inc.	1,940	98,610
Fifth Third Bancorp	10,168	274,231
First Citizens BancShares, Inc., Class A	75	26,625
First Hawaiian, Inc.	1,878	65,392
First Horizon National Corp.	1,821	36,438
First Republic Bank	928	85,506
FNB Corp.	2,834	45,429
Fulton Financial Corp.	2,332	43,842
Hancock Holding Co.	1,044	44,996
Home BancShares, Inc.	913	25,354
Huntington Bancshares, Inc.	14,598	192,986
IBERIABANK Corp.	415	34,756
Investors Bancorp, Inc.	4,165	58,102
KeyCorp	14,543	265,701
M&T Bank Corp.	2,087	326,469
MB Financial, Inc.	916	43,263
PacWest Bancorp	1,619	88,138
People's United Financial, Inc.	4,193	81,177
Pinnacle Financial Partners, Inc.	300	20,790
PNC Financial Services Group, Inc. (The)	6,547	765,737
Popular, Inc.	1,398	61,260
PrivateBancorp, Inc.	620	33,598
Prosperity Bancshares, Inc.	936	67,186
Regions Financial Corp.	16,566	237,888
Sterling Bancorp	1,204	28,174
SVB Financial Group *	265	45,490
Synovus Financial Corp.	1,647	67,659
Texas Capital Bancshares, Inc. *	316	24,774
UMB Financial Corp.	381	29,383

See notes to Schedule of Investments

Umpqua Holdings Corp.	2,965	55,683
United Bankshares, Inc. (a)	906	41,903
US Bancorp	21,501	1,104,506
Webster Financial Corp.	842	45,704
Wells Fargo & Co.	61,022	3,362,923
Western Alliance Bancorp *	586	28,544
Wintrust Financial Corp.	697	50,581
Zions Bancorporation	2,741	117,973
		14,669,055

Beverages - 2.1%
Coca-Cola Co. (The)	36,931	1,531,159
Dr Pepper Snapple Group, Inc.	910	82,510
PepsiCo, Inc.	7,704	806,069
		2,419,738

Biotechnology - 1.2%
AbbVie, Inc.	11,906	745,554
Agios Pharmaceuticals, Inc. *	146	6,092
Alnylam Pharmaceuticals, Inc. *	404	15,126
Gilead Sciences, Inc.	8,001	572,951
TESARO, Inc. *	137	18,424
		1,358,147

Building Products - 0.5%
Johnson Controls International plc	13,420	552,770
Owens Corning	665	34,287
USG Corp. *	409	11,812
		598,869

Capital Markets - 3.9%
Affiliated Managers Group, Inc. *	226	32,838
Ameriprise Financial, Inc.	1,372	152,210
Bank of New York Mellon Corp. (The)	14,229	674,170
BlackRock, Inc.	517	196,739
Charles Schwab Corp. (The)	5,852	230,978
CME Group, Inc.	3,110	358,739
E*Trade Financial Corp. *	3,685	127,685
Eaton Vance Corp. (b)	829	34,719
Federated Investors, Inc., Class B	1,256	35,520
Franklin Resources, Inc.	4,669	184,799

See notes to Schedule of Investments

Interactive Brokers Group, Inc., Class A	2,387	87,149
Intercontinental Exchange, Inc.	4,241	239,277
Invesco Ltd.	5,498	166,809
Janus Capital Group, Inc.	1,918	25,452
Legg Mason, Inc.	1,211	36,221
LPL Financial Holdings, Inc.	1,069	37,639
Morgan Stanley	19,406	819,904
Morningstar, Inc.	80	5,885
Nasdaq, Inc.	1,011	67,858
Northern Trust Corp.	1,764	157,084
NorthStar Asset Management Group, Inc.	973	14,517
Raymond James Financial, Inc.	1,087	75,297
State Street Corp.	4,879	379,196
Stifel Financial Corp. *	892	44,555
T. Rowe Price Group, Inc.	1,696	127,641
TD Ameritrade Holding Corp.	1,588	69,237
Thomson Reuters Corp.	2,332	102,095
		4,484,213

Chemicals - 1.9%
Air Products & Chemicals, Inc.	4,036	580,457
Axalta Coating Systems Ltd. *	2,577	70,094
International Flavors & Fragrances, Inc.	1,103	129,966
Mosaic Co. (The)	10,415	305,472
PolyOne Corp.	2,491	79,812
PPG Industries, Inc.	3,426	324,648
Praxair, Inc.	5,099	597,552
Sensient Technologies Corp.	620	48,720
		2,136,721

Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. *	328	18,253
Deluxe Corp.	373	26,710
Healthcare Services Group, Inc.	374	14,650
KAR Auction Services, Inc.	915	38,997
Pitney Bowes, Inc.	2,663	40,451
UniFirst Corp.	201	28,874
Waste Management, Inc.	2,358	167,206
		335,141

See notes to Schedule of Investments

Communications Equipment - 1.5%
ARRIS International plc *	710	21,392
Brocade Communications Systems, Inc.	4,037	50,422
Ciena Corp. *	373	9,105
Cisco Systems, Inc.	49,709	1,502,206
EchoStar Corp., Class A *	583	29,960
Juniper Networks, Inc.	1,987	56,153
NetScout Systems, Inc. *	405	12,758
		1,681,996

Construction & Engineering - 0.1%
EMCOR Group, Inc.	374	26,464
Quanta Services, Inc. *	1,275	44,434
Valmont Industries, Inc.	338	47,624
		118,522

Consumer Finance - 2.0%
Ally Financial, Inc.	4,365	83,022
American Express Co.	10,346	766,432
Capital One Financial Corp.	6,490	566,187
Discover Financial Services	5,308	382,654
Navient Corp.	4,079	67,018
OneMain Holdings, Inc. *	590	13,063
SLM Corp. *	5,767	63,552
Synchrony Financial	10,560	383,011
		2,324,939

Containers & Packaging - 1.3%
AptarGroup, Inc.	963	70,732
Avery Dennison Corp.	1,375	96,553
Ball Corp.	2,341	175,739
Bemis Co., Inc.	2,789	133,370
Crown Holdings, Inc. *	1,711	89,947
Graphic Packaging Holding Co.	9,444	117,861
Owens-Illinois, Inc. *	4,827	84,038
Sealed Air Corp.	5,748	260,614
Sonoco Products Co.	2,073	109,247
WestRock Co.	7,467	379,100
		1,517,201

See notes to Schedule of Investments

Distributors - 0.1%
Genuine Parts Co.	1,142	109,107
LKQ Corp. *	1,661	50,909
		160,016

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	315	22,056
Graham Holdings Co., Class B	73	37,373
		59,429

Diversified Financial Services - 0.2%
Leucadia National Corp.	4,360	101,370
Voya Financial, Inc.	2,619	102,717
		204,087

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	65,487	2,785,162
CenturyLink, Inc.	5,815	138,281
Frontier Communications Corp. (a)	12,478	42,176
Level 3 Communications, Inc. *	1,806	101,786
Verizon Communications, Inc.	43,472	2,320,535
		5,387,940

Electric Utilities - 0.6%
Alliant Energy Corp.	6,948	263,260
OGE Energy Corp.	6,361	212,775
Portland General Electric Co.	4,179	181,076
		657,111

Electrical Equipment - 1.2%
AMETEK, Inc.	1,842	89,521
Eaton Corp. plc	6,471	434,139
Emerson Electric Co.	9,209	513,402
EnerSys	359	28,038
Hubbell, Inc.	325	37,928
Regal-Beloit Corp.	642	44,458
Rockwell Automation, Inc.	1,106	148,646
Sensata Technologies Holding NV *	765	29,797
		1,325,929

See notes to Schedule of Investments

Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. *	888	63,314
Avnet, Inc.	1,266	60,274
Belden, Inc.	191	14,281
Corning, Inc.	9,420	228,624
Dolby Laboratories, Inc., Class A	410	18,528
Flex Ltd. *	5,351	76,894
FLIR Systems, Inc.	710	25,695
Jabil Circuit, Inc.	1,839	43,529
Keysight Technologies, Inc. *	619	22,637
National Instruments Corp.	476	14,670
TE Connectivity Ltd.	2,192	151,862
Trimble, Inc. *	847	25,537
		745,845

Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	25,324	1,645,300
Core Laboratories NV	1,763	211,631
Ensco plc, Class A	18,152	176,437
FMC Technologies, Inc. *	13,519	480,330
Frank's International NV	2,933	36,105
National Oilwell Varco, Inc.	22,622	846,968
Oceaneering International, Inc.	5,874	165,706
RPC, Inc. (a)	1,190	23,574
US Silica Holdings, Inc.	1,515	85,870
Weatherford International plc *(a)	30,515	152,270
		3,824,191

Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	562	66,811
CVS Health Corp.	7,715	608,791
Kroger Co. (The)	13,549	467,576
PriceSmart, Inc.	131	10,938
Rite Aid Corp. *	15,099	124,416
Sprouts Farmers Market, Inc. *	1,032	19,525
Sysco Corp.	4,737	262,288
Walgreens Boots Alliance, Inc.	4,088	338,323
Whole Foods Market, Inc.	4,569	140,542
		2,039,210

See notes to Schedule of Investments

Food Products - 2.9%
B&G Foods, Inc.	489	21,418
Bunge Ltd.	2,001	144,552
Campbell Soup Co.	1,514	91,552
Conagra Brands, Inc.	5,968	236,034
Flowers Foods, Inc.	2,624	52,401
General Mills, Inc.	5,351	330,531
Hain Celestial Group, Inc. (The) *	767	29,936
Hershey Co. (The)	998	103,223
Hormel Foods Corp.	1,834	63,842
Ingredion, Inc.	475	59,356
J. M. Smucker Co. (The)	805	103,088
Kellogg Co.	3,626	267,273
Kraft Heinz Co. (The)	5,663	494,493
Lancaster Colony Corp.	186	26,299
McCormick & Co., Inc.	607	56,651
Mead Johnson Nutrition Co.	1,355	95,880
Mondelez International, Inc., Class A	22,163	982,486
Pinnacle Foods, Inc.	957	51,152
Snyder's-Lance, Inc.	779	29,867
TreeHouse Foods, Inc. *	369	26,638
		3,266,672

Gas Utilities - 1.4%
Atmos Energy Corp.	4,933	365,782
New Jersey Resources Corp.	4,095	145,372
ONE Gas, Inc.	2,479	158,557
Southwest Gas Corp.	2,253	172,625
Spire, Inc.	2,131	137,556
UGI Corp.	8,209	378,271
WGL Holdings, Inc.	2,419	184,521
		1,542,684

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	12,320	473,211
Alere, Inc. *	390	15,198
Boston Scientific Corp. *	8,534	184,591
Danaher Corp.	4,814	374,722
DENTSPLY SIRONA, Inc.	1,850	106,801
Hill-Rom Holdings, Inc.	320	17,965
NuVasive, Inc. *	267	17,985

See notes to Schedule of Investments

ResMed, Inc.	759	47,096
St. Jude Medical, Inc.	1,765	141,535
STERIS plc	480	32,347
		1,411,451

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. *	629	20,820
AmerisourceBergen Corp.	1,299	101,569
Cardinal Health, Inc.	2,486	178,917
Centene Corp. *	1,240	70,072
DaVita, Inc. *	1,163	74,665
Envision Healthcare Corp. *	483	30,569
Express Scripts Holding Co. *	2,896	199,216
HCA Holdings, Inc. *	1,563	115,693
HealthSouth Corp.	760	31,342
McKesson Corp.	1,844	258,990
Mednax, Inc. *	308	20,531
Molina Healthcare, Inc. *	238	12,914
Patterson Cos., Inc. (a)	1,065	43,697
Quest Diagnostics, Inc.	975	89,603
Team Health Holdings, Inc. *	299	12,992
		1,261,590

Hotels, Restaurants & Leisure - 0.7%
Aramark	2,576	92,015
Brinker International, Inc. (a)	225	11,144
Chipotle Mexican Grill, Inc. *	208	78,483
Cracker Barrel Old Country Store, Inc. (a)	136	22,709
Darden Restaurants, Inc.	528	38,396
Dunkin' Brands Group, Inc.	361	18,931
Hilton Worldwide Holdings, Inc.	2,514	68,381
Hyatt Hotels Corp., Class A *	747	41,279
Marriott International, Inc., Class A	1,523	125,922
Texas Roadhouse, Inc.	305	14,713
Wendy's Co. (The)	1,314	17,765
Wyndham Worldwide Corp.	455	34,748
Yum China Holdings, Inc. *	1,781	46,520
Yum! Brands, Inc.	2,684	169,978
		780,984

See notes to Schedule of Investments

Household Durables - 0.3%
Garmin Ltd.	1,322	64,104
Leggett & Platt, Inc.	902	44,090
Newell Brands, Inc.	3,749	167,393
Tupperware Brands Corp.	657	34,571
Whirlpool Corp.	301	54,713
		364,871

Household Products - 3.6%
Church & Dwight Co., Inc.	1,466	64,783
Clorox Co. (The)	702	84,254
Colgate-Palmolive Co.	5,779	378,178
Kimberly-Clark Corp.	2,785	317,824
Procter & Gamble Co. (The)	38,525	3,239,182
		4,084,221

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	31,228	362,869
NRG Energy, Inc.	14,829	181,804
NRG Yield, Inc., Class A	8,761	134,569
		679,242

Industrial Conglomerates - 2.6%
3M Co.	2,630	469,639
General Electric Co.	78,498	2,480,537
		2,950,176

Insurance - 6.8%
Aflac, Inc.	5,492	382,243
Alleghany Corp. *	139	84,529
Allied World Assurance Co. Holdings AG	1,171	62,894
Allstate Corp. (The)	4,956	367,339
American Financial Group, Inc.	982	86,534
American International Group, Inc.	13,131	857,586
Amtrust Financial Services, Inc.	1,170	32,035
Aon plc	1,399	156,030
Arch Capital Group Ltd. *	1,122	96,817
Arthur J. Gallagher & Co.	1,400	72,744
Aspen Insurance Holdings Ltd.	810	44,550
Assurant, Inc.	767	71,224
Assured Guaranty Ltd.	1,756	66,324

See notes to Schedule of Investments

Axis Capital Holdings Ltd.	1,190	77,671
Chubb Ltd.	6,262	827,335
Cincinnati Financial Corp.	2,018	152,863
CNO Financial Group, Inc.	2,337	44,754
Endurance Specialty Holdings Ltd.	865	79,926
Erie Indemnity Co., Class A	189	21,253
Everest Re Group Ltd.	303	65,569
First American Financial Corp.	1,479	54,176
Hanover Insurance Group, Inc. (The)	573	52,149
Hartford Financial Services Group, Inc. (The)	5,083	242,205
Lincoln National Corp.	3,076	203,847
Loews Corp.	3,718	174,114
Marsh & McLennan Cos., Inc.	3,718	251,300
Mercury General Corp.	298	17,943
MetLife, Inc.	11,685	629,705
Old Republic International Corp.	3,286	62,434
Primerica, Inc.	290	20,053
Principal Financial Group, Inc.	3,600	208,296
ProAssurance Corp.	717	40,295
Progressive Corp. (The)	7,816	277,468
Prudential Financial, Inc.	5,787	602,195
Reinsurance Group of America, Inc.	604	76,001
RenaissanceRe Holdings Ltd.	554	75,466
RLI Corp.	516	32,575
Torchmark Corp.	1,485	109,534
Travelers Cos., Inc. (The)	3,823	468,012
Unum Group	3,124	137,237
White Mountains Insurance Group Ltd.	37	30,934
Willis Towers Watson plc	1,730	211,544
XL Group Ltd.	3,621	134,918
		7,762,621

Internet Software & Services - 0.5%
eBay, Inc. *	5,489	162,969
IAC/InterActiveCorp	334	21,640
Yahoo!, Inc. *	8,693	336,158
		520,767

IT Services - 2.0%
Amdocs Ltd.	784	45,668
Booz Allen Hamilton Holding Corp.	936	33,761

See notes to Schedule of Investments

Broadridge Financial Solutions, Inc.	359	23,802
CACI International, Inc., Class A *	163	20,261
Cognizant Technology Solutions Corp., Class A *	1,859	104,160
Computer Sciences Corp.	1,395	82,891
Convergys Corp.	947	23,258
CoreLogic, Inc. *	297	10,938
DST Systems, Inc.	118	12,644
Fidelity National Information Services, Inc.	1,127	85,246
Genpact Ltd. *	457	11,123
International Business Machines Corp.	8,569	1,422,368
Leidos Holdings, Inc.	1,416	72,414
Paychex, Inc.	1,370	83,406
Sabre Corp.	766	19,112
Science Applications International Corp.	230	19,504
Teradata Corp. *	1,304	35,430
Western Union Co. (The)	4,805	104,365
WEX, Inc. *	131	14,620
Xerox Corp.	8,439	73,672
		2,298,643

Leisure Products - 0.1%
Brunswick Corp.	651	35,506
Mattel, Inc.	2,535	69,839
Polaris Industries, Inc. (a)	388	31,967
		137,312

Life Sciences - Tools & Services - 0.2%
Agilent Technologies, Inc.	2,281	103,922
Bio-Rad Laboratories, Inc., Class A *	134	24,426
Bio-Techne Corp.	145	14,910
Bruker Corp.	350	7,413
PAREXEL International Corp. *	218	14,327
PerkinElmer, Inc.	541	28,213
VWR Corp. *	417	10,438
		203,649

Machinery - 2.1%
AGCO Corp.	967	55,951
Allison Transmission Holdings, Inc.	1,054	35,509
CLARCOR, Inc.	294	24,246
Colfax Corp. *	1,407	50,554

See notes to Schedule of Investments

Crane Co.	459	33,103
Cummins, Inc.	2,218	303,134
Deere & Co. (a)	4,144	426,998
Donaldson Co., Inc.	893	37,577
Dover Corp.	1,506	112,845
Flowserve Corp.	1,869	89,805
Fortive Corp.	1,624	87,095
ITT, Inc.	1,264	48,752
Lincoln Electric Holdings, Inc.	453	34,732
Oshkosh Corp.	525	33,920
PACCAR, Inc.	5,022	320,906
Parker-Hannifin Corp.	1,328	185,920
Pentair plc	2,395	134,288
Stanley Black & Decker, Inc.	865	99,207
Terex Corp.	1,517	47,831
Timken Co. (The)	1,004	39,859
Toro Co. (The)	439	24,562
WABCO Holdings, Inc. *	269	28,554
Wabtec Corp.	457	37,940
Woodward, Inc.	309	21,336
Xylem, Inc.	986	48,827
		2,363,451

Media - 2.7%
AMC Networks, Inc., Class A *	915	47,891
CBS Corp., Class B	2,771	176,291
Cinemark Holdings, Inc.	898	34,447
Comcast Corp., Class A	15,459	1,067,444
DISH Network Corp., Class A *	3,163	183,233
Interpublic Group of Cos., Inc. (The)	3,142	73,554
John Wiley & Sons, Inc., Class A	469	25,560
Omnicom Group, Inc.	1,566	133,282
Scripps Networks Interactive, Inc., Class A	953	68,016
Sinclair Broadcast Group, Inc., Class A	648	21,611
Time Warner, Inc.	4,650	448,864
Tribune Media Co., Class A	954	33,371
Viacom, Inc., Class B	5,219	183,187
Walt Disney Co. (The)	5,912	616,149
		3,112,900

See notes to Schedule of Investments

Metals & Mining - 0.7%
Compass Minerals International, Inc.	1,005	78,742
Nucor Corp.	5,102	303,671
Reliance Steel & Aluminum Co.	2,158	171,647
Steel Dynamics, Inc.	4,607	163,917
Worthington Industries, Inc.	734	34,821
		752,798

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	20,372	501,966
CMS Energy Corp.	13,236	550,882
Consolidated Edison, Inc.	14,470	1,066,150
Sempra Energy	11,874	1,194,999
		3,313,997

Multiline Retail - 0.8%
Kohl's Corp.	2,293	113,228
Macy's, Inc.	3,972	142,237
Nordstrom, Inc.	1,509	72,327
Target Corp.	7,298	527,135
		854,927

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Partners LP Holdings LLC	949	21,229
ONEOK, Inc.	12,610	723,940
Spectra Energy Corp.	28,843	1,185,159
		1,930,328

Paper & Forest Products - 0.1%
Domtar Corp.	1,857	72,479

Personal Products - 0.3%
Coty, Inc., Class A	3,961	72,526
Edgewell Personal Care Co. *	832	60,728
Estee Lauder Cos., Inc. (The), Class A	2,034	155,580
		288,834

Pharmaceuticals - 6.5%
Akorn, Inc. *	669	14,604
Bristol-Myers Squibb Co.	10,385	606,899
Catalent, Inc. *	522	14,073

See notes to Schedule of Investments

Eli Lilly & Co.	8,421	619,364
Johnson & Johnson	19,562	2,253,738
Medicines Co. (The) *	586	19,889
Merck & Co., Inc.	19,811	1,166,274
Perrigo Co. plc	1,686	140,326
Pfizer, Inc.	77,812	2,527,334
Prestige Brands Holdings, Inc. *	198	10,316
		7,372,817

Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	207	25,113
Manpowergroup, Inc.	961	85,404
Nielsen Holdings plc	1,955	82,012
Robert Half International, Inc.	847	41,317
		233,846

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,550	48,810
Realogy Holdings Corp.	1,274	32,780
		81,590

Road & Rail - 0.4%
AMERCO	86	31,785
Avis Budget Group, Inc. *	466	17,093
Genesee & Wyoming, Inc., Class A *	494	34,288
Kansas City Southern	829	70,341
Norfolk Southern Corp.	2,288	247,264
Ryder System, Inc.	767	57,095
		457,866

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	1,147	83,295
Cree, Inc. *	582	15,359
Cypress Semiconductor Corp.	1,391	15,913
First Solar, Inc. *(a)	774	24,838
Intel Corp.	46,929	1,702,115
Marvell Technology Group Ltd.	2,870	39,807
Maxim Integrated Products, Inc.	1,633	62,985
Micron Technology, Inc. *	6,325	138,644
ON Semiconductor Corp. *	2,717	34,669
Qorvo, Inc. *	381	20,090

See notes to Schedule of Investments

QUALCOMM, Inc.	14,625	953,550
Teradyne, Inc.	1,255	31,877
Xilinx, Inc.	1,357	81,922
		3,205,064

Software - 3.0%
Autodesk, Inc. *	828	61,280
CA, Inc.	3,103	98,582
Microsoft Corp.	38,835	2,413,207
Oracle Corp.	17,381	668,300
PTC, Inc. *	373	17,259
Symantec Corp.	6,194	147,975
Synopsys, Inc. *	476	28,017
		3,434,620

Specialty Retail - 1.1%
Advance Auto Parts, Inc.	315	53,273
American Eagle Outfitters, Inc. (a)	2,223	33,723
AutoNation, Inc. *	853	41,498
Bed Bath & Beyond, Inc.	1,976	80,305
Best Buy Co., Inc.	3,548	151,393
CarMax, Inc. *(a)	1,371	88,279
CST Brands, Inc.	984	47,380
Foot Locker, Inc.	827	58,626
GameStop Corp., Class A	1,352	34,151
Gap, Inc. (The)	2,799	62,809
Lowe's Cos., Inc.	3,840	273,101
Penske Automotive Group, Inc.	487	25,246
Sally Beauty Holdings, Inc. *	706	18,652
Signet Jewelers Ltd.	904	85,211
Staples, Inc.	8,453	76,500
Tiffany & Co. (a)	962	74,488
Williams-Sonoma, Inc.	646	31,260
		1,235,895

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	52,973	6,135,333
Hewlett Packard Enterprise Co.	16,493	381,648
HP, Inc.	16,942	251,419
NetApp, Inc.	1,473	51,953
Seagate Technology plc	2,919	111,418

See notes to Schedule of Investments

Western Digital Corp.	2,829	192,231
		7,124,002

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	3,643	127,578
Hanesbrands, Inc.	2,846	61,388
PVH Corp.	557	50,264
Skechers U.S.A., Inc., Class A *	1,003	24,654
VF Corp.	1,984	105,846
		369,730

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. *	4,588	46,752
New York Community Bancorp, Inc.	6,554	104,274
Radian Group, Inc.	2,888	51,926
TFS Financial Corp.	343	6,531
Washington Federal, Inc.	1,199	41,185
		250,668

Trading Companies & Distributors - 0.3%
Air Lease Corp.	1,371	47,066
Fastenal Co.	1,797	84,423
MSC Industrial Direct Co., Inc., Class A	384	35,478
Univar, Inc. *	643	18,242
W.W. Grainger, Inc.	269	62,475
WESCO International, Inc. *	598	39,797
		287,481

Water Utilities - 0.3%
American Water Works Co., Inc.	3,302	238,933
Aqua America, Inc.	4,840	145,393
		384,326

Wireless Telecommunication Services - 0.1%
Sprint Corp. *(a)	2,415	20,335
Telephone & Data Systems, Inc.	1,057	30,516
United States Cellular Corp. *	902	39,435
		90,286

Total Common Stocks (Cost $101,371,693)		113,346,073

See notes to Schedule of Investments

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	1,067,946	1,067,946

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,067,946)		1,067,946

TOTAL INVESTMENTS (Cost $102,439,639) - 100.9%		114,414,019
Other assets and liabilities, net - (0.9%)		(977,401)
NET ASSETS - 100.0%		113,436,618

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,046,640 as of December 31, 2016.
(b) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.6%

Australia - 5.0%
AMP Ltd.	3,574	12,962
ASX Ltd.	220	7,881
Australia & New Zealand Banking Group Ltd.	3,600	78,808
Brambles Ltd.	2,622	23,399
Coca-Cola Amatil Ltd.	886	6,462
Cochlear Ltd.	66	5,825
Commonwealth Bank of Australia	2,119	125,708
Computershare Ltd.	661	5,931
CSL Ltd.	525	37,968
Insurance Australia Group Ltd.	2,938	12,670
Medibank Pvt Ltd.	3,293	6,690
National Australia Bank Ltd.	3,268	72,185
Qantas Airways Ltd.	2,557	6,125
QBE Insurance Group Ltd.	1,657	14,805
Ramsay Health Care Ltd.	144	7,080
REA Group Ltd.	60	2,384
Sonic Healthcare Ltd.	479	7,372
Suncorp Group Ltd.	1,555	15,141
Telstra Corp. Ltd.	11,924	43,817
TPG Telecom Ltd.	310	1,522
Westpac Banking Corp.	4,115	96,595
Woolworths Ltd.	2,190	38,013
		629,343

Austria - 0.2%
Andritz AG	84	4,209
Erste Group Bank AG *	273	7,982
Raiffeisen Bank International AG *	102	1,859
Voestalpine AG	221	8,642
		22,692

Belgium - 1.1%
Ageas	447	17,669
bpost SA	308	7,281
Colruyt SA	211	10,429
KBC Groep NV	618	38,185
Proximus	275	7,905

See notes to Schedule of Investments

Sofina SA	37	4,874
Telenet Group Holding NV *	121	6,707
UCB SA	238	15,227
Umicore SA	444	25,260
		133,537

Bermuda - 0.0%
HengTen Networks Group Ltd. *	33,000	1,652

Canada - 8.5%
Alimentation Couche-Tard, Inc., Class B	910	41,262
Bank of Montreal	771	55,454
Bank of Nova Scotia (The)	1,440	80,181
BCE, Inc.	834	36,046
Canadian Imperial Bank of Commerce	472	38,515
Canadian National Railway Co.	1,199	80,692
Canadian Pacific Railway Ltd.	229	32,672
Canadian Tire Corp. Ltd., Class A	90	9,335
CGI Group, Inc., Class A *	350	16,798
CI Financial Corp.	321	6,902
Dollarama, Inc.	134	9,819
Emera, Inc.	663	22,414
Fairfax Financial Holdings Ltd.	29	14,007
Fortis, Inc.	1,322	40,822
George Weston Ltd.	78	6,599
Gildan Activewear, Inc.	289	7,338
IGM Financial, Inc.	95	2,703
Intact Financial Corp.	157	11,237
Inter Pipeline Ltd.	1,855	40,950
Loblaw Cos. Ltd.	351	18,519
Magna International, Inc.	418	18,141
Metro, Inc.	396	11,845
National Bank of Canada	404	16,408
Pembina Pipeline Corp.	2,019	63,097
Potash Corp. of Saskatchewan, Inc.	2,041	36,924
Power Corp. of Canada	430	9,624
Power Financial Corp.	284	7,099
Restaurant Brands International, Inc.	287	13,678
Rogers Communications, Inc., Class B	453	17,474
Royal Bank of Canada	1,775	120,131
Saputo, Inc.	359	12,703

See notes to Schedule of Investments

Shaw Communications, Inc., Class B	540	10,835
Sun Life Financial, Inc.	732	28,105
TELUS Corp.:
Canadian Common Stock	7	223
Non-Canadian Common Stock	573	18,244
Toronto-Dominion Bank (The)	2,193	108,160
		1,064,956

Denmark - 1.4%
Chr Hansen Holding A/S	167	9,236
Coloplast A/S, Class B	119	8,016
Danske Bank A/S	686	20,754
DSV A/S	222	9,859
Genmab A/S *	48	7,951
H Lundbeck A/S *	46	1,868
ISS A/S	214	7,212
Novo Nordisk A/S, Class B	1,550	55,602
Novozymes A/S, Class B	420	14,453
Pandora A/S	105	13,707
TDC A/S *	558	2,860
Tryg A/S	75	1,354
Vestas Wind Systems A/S	259	16,774
William Demant Holding A/S *	83	1,442
		171,088

Finland - 0.9%
Elisa Oyj	117	3,798
Huhtamaki Oyj	179	6,634
Kesko Oyj, Class B	117	5,839
Kone Oyj, Class B	488	21,805
Metso Oyj	162	4,609
Nokia Oyj	6,100	29,257
Nokian Renkaat Oyj	125	4,647
Orion Oyj, Class B	123	5,465
Sampo Oyj, Class A	468	20,921
Wartsila Oyj Abp	195	8,743
		111,718

France - 8.8%
Accor SA	256	9,537
Aeroports de Paris	51	5,461

See notes to Schedule of Investments

Air Liquide SA	935	103,971
Arkema SA	172	16,813
Atos SE	117	12,332
AXA SA	2,287	57,652
BioMerieux	15	2,239
Bureau Veritas SA	416	8,051
Capgemini SA	206	17,355
Carrefour SA	824	19,839
Casino Guichard-Perrachon SA	85	4,073
Christian Dior SE	58	12,152
Cie de Saint-Gobain	806	37,493
Cie Plastic Omnium SA	77	2,456
CNP Assurances	183	3,387
Credit Agricole SA	1,398	17,305
Danone SA	1,036	65,557
Dassault Systemes SE	174	13,244
Edenred	326	6,455
Eiffage SA	109	7,592
Essilor International SA	214	24,145
Eutelsat Communications SA	207	4,003
Faurecia	88	3,409
Groupe Eurotunnel SE	863	8,198
Hermes International	27	11,076
Iliad SA	25	4,801
Imerys SA	74	5,606
Ingenico Group	78	6,223
Ipsen SA	38	2,746
JC Decaux SA	86	2,529
Kering	89	19,963
L'Oreal SA	389	70,901
Legrand SA	398	22,581
Natixis SA	1,040	5,857
Orange SA	1,959	29,706
Orpea	50	4,037
Peugeot SA *	563	9,170
Publicis Groupe SA	252	17,364
Renault SA	230	20,428
Rexel SA	422	6,933
Sanofi SA	1,267	102,456
Sartorius Stedim Biotech	26	1,640
Schneider Electric SE	920	63,911

See notes to Schedule of Investments

SCOR SE	191	6,592
SEB SA	32	4,336
Societe BIC SA	43	5,843
Societe Generale SA	869	42,743
Sodexo SA	114	13,089
Suez	1,203	17,726
Technip SA	632	45,018
Teleperformance	91	9,123
Ubisoft Entertainment SA *	97	3,447
Valeo SA	286	16,419
Veolia Environnement SA	1,655	28,121
Vivendi SA	1,200	22,760
Wendel SA	34	4,091
Zodiac Aerospace	296	6,788
		1,096,743

Germany - 7.1%
adidas AG	193	30,440
Allianz SE	484	79,878
Axel Springer SE	54	2,618
Bayer AG	820	85,430
Bayerische Motoren Werke AG	373	34,740
Beiersdorf AG	140	11,859
Brenntag AG	212	11,751
Celesio AG	42	1,136
Commerzbank AG	1,061	8,078
Continental AG	117	22,541
Covestro AG (a)	126	8,624
Daimler AG	1,092	81,043
Deutsche Post AG	1,351	44,306
Deutsche Telekom AG	2,709	46,479
Deutsche Wohnen AG	340	10,665
Fielmann AG	26	1,716
Fraport AG Frankfurt Airport Services Worldwide	49	2,891
Freenet AG	104	2,923
GEA Group AG	244	9,792
Hannover Rueck SE	61	6,590
HeidelbergCement AG	270	25,132
Hugo Boss AG	69	4,212
Infineon Technologies AG	1,297	22,435
K+S AG (b)	414	9,862

See notes to Schedule of Investments

KION Group AG	90	4,997
Lanxess AG	198	12,966
Linde AG	401	65,779
Merck KGAA	127	13,223
Metro AG	233	7,744
MTU Aero Engines AG	71	8,190
Muenchener Rueckversicherungs-Gesellschaft AG	169	31,920
OSRAM Licht AG	117	6,127
ProSiebenSat.1 Media AG	253	9,738
Rational AG	5	2,230
Rocket Internet SE *(a)	50	1,003
SAP SE	1,136	98,270
Symrise AG	249	15,129
Talanx AG *	38	1,269
TUI AG	525	7,349
United Internet AG	135	5,268
Vonovia SE	499	16,201
Wacker Chemie AG	30	3,114
Wirecard AG (b)	127	5,449
Zalando SE *(a)	115	4,381
		885,488

Hong Kong - 2.3%
Bank of East Asia Ltd. (The)	2,566	9,796
BOC Hong Kong Holdings Ltd.	6,350	22,616
Cathay Pacific Airways Ltd. (b)	2,904	3,811
Cheung Kong Property Holdings Ltd.	4,651	28,404
China Everbright International Ltd.	6,000	6,768
Hang Lung Group Ltd.	2,000	6,940
Hang Seng Bank Ltd.	1,279	23,719
Henderson Land Development Co. Ltd.	1,465	7,765
Hong Kong Exchanges & Clearing Ltd.	1,999	47,013
Hongkong Land Holdings Ltd.	2,060	12,977
Hysan Development Co. Ltd.	881	3,633
MTR Corp. Ltd.	3,376	16,368
New World Development Co. Ltd.	9,637	10,154
NWS Holdings Ltd.	4,000	6,502
PCCW Ltd.	6,684	3,613
Sun Hung Kai Properties Ltd.	2,848	35,863
Swire Pacific Ltd., Class A	1,393	13,255
Techtronic Industries Co. Ltd.	2,493	8,921

See notes to Schedule of Investments

WH Group Ltd. (a)	16,502	13,302
Wharf Holdings Ltd. (The)	1,779	11,784
		293,204

Ireland - 1.6%
Bank of Ireland *	38,933	9,535
CRH plc	2,346	80,920
Glanbia plc	368	6,113
ICON plc *	70	5,264
Kerry Group plc, Class A	278	19,870
Kingspan Group plc	280	7,604
Shire plc	1,022	58,355
Smurfit Kappa Group plc	657	15,047
		202,708

Israel - 0.4%
Bank Hapoalim BM	1,994	11,835
Bank Leumi Le-Israel BM *	2,735	11,240
Bezeq The Israeli Telecommunication Corp. Ltd.	3,384	6,419
Israel Chemicals Ltd.	2,137	8,725
Mobileye NV *	378	14,409
Taro Pharmaceutical Industries Ltd. *(b)	22	2,316
		54,944

Italy - 1.9%
Assicurazioni Generali SpA	1,631	24,175
Atlantia SpA	767	17,945
Banca Mediolanum SpA	468	3,357
Brembo SpA	35	2,117
Buzzi Unicem SpA	193	4,567
FinecoBank Banca Fineco SpA	462	2,583
Hera SpA	1,813	4,173
Intesa Sanpaolo SpA, Milano Stock Exchange	17,628	44,654
Luxottica Group SpA	175	9,406
Mediobanca SpA	714	5,829
Moncler SpA	160	2,780
Prysmian SpA	328	8,407
Recordati SpA	110	3,117
Salvatore Ferragamo SpA (b)	53	1,251
Snam SpA	12,472	51,296
Telecom Italia SpA *	13,688	12,086

See notes to Schedule of Investments

Terna Rete Elettrica Nazionale SpA	4,558	20,845
UniCredit SpA (b)	6,987	20,065
UnipolSai SpA	1,310	2,794
		241,447

Japan - 19.6%
ABC-Mart, Inc.	24	1,358
Acom Co. Ltd. *	500	2,183
AEON Co. Ltd.	1,179	16,663
Ajinomoto Co., Inc.	756	15,213
Alps Electric Co. Ltd.	166	3,989
ANA Holdings, Inc.	4,672	12,568
Aozora Bank Ltd.	891	3,148
Asahi Glass Co. Ltd.	1,277	8,664
Asahi Kasei Corp.	3,094	26,922
Asics Corp.	151	3,009
Astellas Pharma, Inc.	1,971	27,344
Bandai Namco Holdings, Inc.	275	7,569
Calbee, Inc.	100	3,128
Canon, Inc. (b)	1,468	41,342
Central Japan Railway Co.	267	43,839
Chiba Bank Ltd. (The)	628	3,850
Chugai Pharmaceutical Co. Ltd.	252	7,228
Concordia Financial Group Ltd.	1,295	6,232
Dai Nippon Printing Co. Ltd.	659	6,502
Dai-ichi Life Holdings, Inc.	1,094	18,189
Daiichi Sankyo Co. Ltd.	613	12,517
Daiwa House Industry Co. Ltd.	737	20,098
Denso Corp.	547	23,661
Don Quijote Holdings Co. Ltd.	92	3,395
East Japan Railway Co.	526	45,351
Eisai Co. Ltd.	325	18,625
FamilyMart UNY Holdings Co. Ltd.	63	4,192
FANUC Corp.	251	41,991
Fast Retailing Co. Ltd.	54	19,279
Fuji Heavy Industries Ltd.	653	26,606
FUJIFILM Holdings Corp.	526	19,917
Fujitsu Ltd.	1,624	8,993
Hamamatsu Photonics KK	121	3,178
Hankyu Hanshin Holdings, Inc.	374	11,976
Hino Motors Ltd.	386	3,922

See notes to Schedule of Investments

Hirose Electric Co. Ltd.	30	3,710
Hitachi High-Technologies Corp.	100	4,022
Hitachi Ltd.	5,247	28,293
Hitachi Metals Ltd.	392	5,278
Hoshizaki Corp.	52	4,117
HOYA Corp.	387	16,227
Isetan Mitsukoshi Holdings Ltd.	409	4,404
Isuzu Motors Ltd.	703	8,889
Japan Airlines Co. Ltd.	489	14,269
Japan Exchange Group, Inc.	500	7,131
JFE Holdings, Inc.	1,102	16,665
JTEKT Corp.	357	5,693
Kansai Paint Co. Ltd.	528	9,712
Kao Corp.	663	31,383
KDDI Corp.	1,618	40,859
Keikyu Corp.	557	6,452
Keio Corp.	617	5,068
Kikkoman Corp.	209	6,668
Kintetsu Group Holdings Co. Ltd.	3,058	11,653
Koito Manufacturing Co. Ltd.	101	5,334
Komatsu Ltd.	1,246	28,222
Konica Minolta, Inc.	621	6,155
Kose Corp.	31	2,570
Kubota Corp.	1,594	22,716
Kyocera Corp.	413	20,477
Kyowa Hakko Kirin Co. Ltd.	306	4,221
Lawson, Inc.	73	5,124
Makita Corp.	146	9,756
Mazda Motor Corp.	606	9,868
MEIJI Holdings Co. Ltd.	171	13,377
MISUMI Group, Inc.	400	6,571
Mitsubishi Chemical Holdings Corp.	2,960	19,138
Mitsubishi Electric Corp.	3,307	45,998
Mitsubishi Estate Co. Ltd.	1,408	27,969
Mitsubishi Tanabe Pharma Corp.	277	5,424
Mitsubishi UFJ Financial Group, Inc.	13,857	85,461
Mizuho Financial Group, Inc. (b)	24,873	44,635
MS&AD Insurance Group Holdings, Inc.	529	16,382
Murata Manufacturing Co. Ltd.	226	30,179
NEC Corp.	3,309	8,752
NGK Insulators Ltd.	395	7,646

See notes to Schedule of Investments

NGK Spark Plug Co. Ltd.	149	3,303
Nidec Corp.	290	24,966
Nikon Corp.	413	6,414
Nintendo Co. Ltd.	129	26,816
Nippon Express Co. Ltd.	946	5,079
Nippon Paint Holdings Co. Ltd.	409	11,102
Nippon Telegraph & Telephone Corp.	1,120	47,147
Nippon Television Holdings, Inc.	200	3,626
Nissan Motor Co. Ltd.	2,485	24,927
Nisshin Seifun Group, Inc.	386	5,784
Nissin Foods Holdings Co. Ltd.	99	5,193
Nitori Holdings Co. Ltd. (b)	68	7,753
Nitto Denko Corp.	359	27,485
Nomura Research Institute Ltd.	113	3,434
NSK Ltd.	712	8,223
NTT Data Corp.	107	5,169
NTT DoCoMo, Inc.	997	22,677
Obayashi Corp.	1,000	9,547
Odakyu Electric Railway Co. Ltd.	446	8,813
Oji Holdings Corp.	2,454	9,979
Omron Corp.	282	10,777
Ono Pharmaceutical Co. Ltd.	522	11,377
Oracle Corp. Japan	26	1,308
Oriental Land Co. Ltd.	197	11,119
ORIX Corp.	1,267	19,720
Otsuka Corp.	44	2,052
Otsuka Holdings Co. Ltd.	520	22,651
Panasonic Corp.	2,339	23,722
Rakuten, Inc. *	949	9,298
Recruit Holdings Co. Ltd.	593	23,765
Resona Holdings, Inc.	2,133	10,932
Ricoh Co. Ltd.	784	6,623
Rinnai Corp.	30	2,414
Rohm Co. Ltd.	76	4,360
Santen Pharmaceutical Co. Ltd.	390	4,758
Seiko Epson Corp.	359	7,579
Sekisui Chemical Co. Ltd.	472	7,514
Sekisui House Ltd.	670	11,132
Seven & I Holdings Co. Ltd.	1,101	41,870
Sharp Corp. *	2,000	4,627
Shimadzu Corp.	226	3,590

See notes to Schedule of Investments

Shimano, Inc.	72	11,278
Shin-Etsu Chemical Co. Ltd.	837	64,775
Shinsei Bank Ltd.	2,504	4,190
Shionogi & Co. Ltd.	354	16,919
Shiseido Co. Ltd.	541	13,673
Shizuoka Bank Ltd. (The)	469	3,936
SMC Corp.	72	17,131
SoftBank Group Corp.	645	42,682
Sompo Holdings, Inc.	437	14,758
Sony Corp.	1,262	35,263
Sony Financial Holdings, Inc.	232	3,616
Stanley Electric Co. Ltd.	200	5,449
Start Today Co. Ltd.	200	3,445
Sumitomo Dainippon Pharma Co. Ltd. (b)	221	3,793
Sumitomo Electric Industries Ltd.	873	12,571
Sumitomo Mitsui Financial Group, Inc.	1,453	55,335
Sumitomo Mitsui Trust Holdings, Inc.	416	14,884
Suntory Beverage & Food Ltd.	200	8,284
Sysmex Corp.	126	7,280
T&D Holdings, Inc.	619	8,169
Taisho Pharmaceutical Holdings Co. Ltd.	39	3,233
Taiyo Nippon Sanso Corp.	485	5,603
Takeda Pharmaceutical Co. Ltd.	659	27,339
TDK Corp.	114	7,817
Terumo Corp.	373	13,751
Tobu Railway Co. Ltd.	1,089	5,399
Tokio Marine Holdings, Inc.	710	29,070
Tokyo Electron Ltd.	136	12,791
Tokyu Corp.	1,264	9,275
Toppan Printing Co. Ltd.	650	6,198
Toray Industries, Inc.	3,450	27,861
TOTO Ltd.	264	10,428
Toyota Industries Corp.	275	13,075
Toyota Motor Corp.	2,935	172,074
Trend Micro, Inc. *	93	3,301
Unicharm Corp.	602	13,148
West Japan Railway Co.	210	12,864
Yakult Honsha Co. Ltd.	186	8,606
Yamada Denki Co. Ltd.	723	3,893
Yamaha Corp.	144	4,391
Yamaha Motor Co. Ltd.	325	7,127

See notes to Schedule of Investments

Yamato Holdings Co. Ltd.	495	10,034
Yamazaki Baking Co. Ltd.	282	5,437
		2,447,880

Luxembourg - 0.4%
B&M European Value Retail SA	760	2,604
Eurofins Scientific SE	10	4,260
Tenaris SA	2,434	43,448
		50,312

Netherlands - 4.3%
AerCap Holdings NV *	317	13,190
Akzo Nobel NV	768	47,990
Altice NV, Class A *	686	13,576
ASML Holding NV	503	56,371
Boskalis Westminster NV	167	5,794
CNH Industrial NV	1,614	14,005
EXOR NV	137	5,892
Gemalto NV	136	7,854
GrandVision NV (a)	75	1,649
ING Groep NV	5,785	81,445
Koninklijke Ahold Delhaize NV	2,586	54,469
Koninklijke DSM NV	552	33,080
Koninklijke KPN NV	3,941	11,654
Koninklijke Philips NV	1,885	57,628
Koninklijke Vopak NV	343	16,183
NN Group NV	426	14,421
NXP Semiconductors NV *	508	49,789
QIAGEN NV *	332	9,304
Randstad Holding NV	244	13,217
STMicroelectronics NV	836	9,476
Wolters Kluwer NV	591	21,376
		538,363

New Zealand - 0.1%
Auckland International Airport Ltd.	888	3,852
Fletcher Building Ltd.	1,032	7,583
		11,435

Norway - 0.6%
DNB ASA	910	13,509

See notes to Schedule of Investments

Gjensidige Forsikring ASA	181	2,869
Marine Harvest ASA *	508	9,185
Norsk Hydro ASA	2,628	12,543
Orkla ASA	1,122	10,153
Schibsted ASA, Class A	187	4,280
Telenor ASA	543	8,105
Yara International ASA	332	13,061
		73,705

Portugal - 0.2%
EDP - Energias de Portugal SA	6,553	19,945
Jeronimo Martins SGPS SA	389	6,033
		25,978

Singapore - 1.2%
Broadcom Ltd.	379	66,996
CapitaLand Ltd.	2,341	4,865
City Developments Ltd.	330	1,883
DBS Group Holdings Ltd.	1,529	18,242
Oversea-Chinese Banking Corp. Ltd.	2,571	15,790
Singapore Airlines Ltd.	656	4,370
Singapore Exchange Ltd.	747	3,684
Singapore Telecommunications Ltd.	5,812	14,579
United Overseas Bank Ltd.	1,259	17,688
		148,097

South Korea - 3.6%
AMOREPACIFIC Group	73	8,023
Coway Co. Ltd.	97	7,090
Hana Financial Group, Inc.	521	13,447
Hankook Tire Co. Ltd.	145	6,971
Hanon Systems	282	2,402
Hanwha Life Insurance Co. Ltd.	509	2,750
Hyundai Glovis Co. Ltd.	42	5,366
Hyundai Mobis Co. Ltd.	134	29,255
Hyundai Motor Co.	350	42,223
Industrial Bank of Korea	395	4,146
Kakao Corp.	76	4,836
Kia Motors Corp.	732	23,758
KT Corp.	315	7,664
LG Chem Ltd.	169	36,444

See notes to Schedule of Investments

LG Corp.	309	15,341
LG Display Co. Ltd.	430	11,157
LG Electronics, Inc.	197	8,410
LG Household & Health Care Ltd.	26	18,447
Lotte Chemical Corp.	62	18,894
NAVER Corp.	59	37,782
NCSoft Corp.	35	7,159
Samsung Fire & Marine Insurance Co. Ltd.	70	15,554
Samsung Life Insurance Co. Ltd.	155	14,427
Samsung SDI Co. Ltd.	107	9,632
Samsung SDS Co. Ltd.	76	8,762
Shinhan Financial Group Co. Ltd.	764	28,651
SK Hynix, Inc.	1,190	43,787
SK Telecom Co. Ltd.	79	14,642
Woori Bank	525	5,533
		452,553

Spain - 3.0%
Abertis Infraestructuras SA	710	9,920
Acciona SA	93	6,831
Aena SA (a)	83	11,308
Amadeus IT Group SA, Class A	402	18,232
Banco Bilbao Vizcaya Argentaria SA	5,491	37,003
Banco de Sabadell SA	4,250	5,906
Banco Popular Espanol SA (b)	3,139	3,024
Banco Santander SA	12,193	63,431
Bankia SA	3,310	3,373
Bankinter SA	530	4,099
CaixaBank SA	2,637	8,691
EDP Renovaveis SA	390	2,477
Enagas SA	512	12,976
Gamesa Corp. Tecnologica SA	248	5,014
Grifols SA	324	6,432
Iberdrola SA	13,728	89,889
Industria de Diseno Textil SA	966	32,908
Mapfre SA	809	2,464
Mediaset Espana Comunicacion SA	143	1,675
Prosegur Cia de Seguridad SA	290	1,810
Red Electrica Corp. SA	978	18,426
Telefonica SA	3,418	31,556

See notes to Schedule of Investments

Zardoya Otis SA	191	1,612
		379,057

Sweden - 2.6%
Alfa Laval AB	362	5,971
Atlas Copco AB, A Shares	1,134	34,402
Autoliv, Inc. (b)	88	9,957
Electrolux AB, Series B	240	5,943
Fastighets AB Balder, Class B *	89	1,796
Hennes & Mauritz AB, Class B	907	25,143
Hexagon AB, Class B	257	9,153
Husqvarna AB, Class B	507	3,934
ICA Gruppen AB	99	3,013
Kinnevik AB, Class B	271	6,473
Nordea Bank AB	2,994	33,175
Sandvik AB	1,450	17,887
Securitas AB, Class B	436	6,839
Skandinaviska Enskilda Banken AB, Class A	1,681	17,567
SKF AB, Class B	529	9,700
Svenska Cellulosa AB SCA, Class B	892	25,107
Svenska Handelsbanken AB, Class A	1,485	20,568
Swedbank AB, Class A	878	21,155
Tele2 AB, Class B (b)	260	2,079
Telefonaktiebolaget LM Ericsson, Class B	3,515	20,601
Telia Co. AB	2,146	8,621
Trelleborg AB, Class B	350	6,873
Volvo AB, Class B	2,620	30,502
		326,459

Switzerland - 8.2%
ABB Ltd. *	2,471	51,994
Actelion Ltd. *	89	19,234
Adecco Group AG	210	13,708
Aryzta AG *	116	5,101
Baloise Holding AG	45	5,663
Banque Cantonale Vaudoise	3	1,899
Barry Callebaut AG *	3	3,665
Clariant AG *	513	8,842
Coca-Cola HBC AG *	250	5,444
Credit Suisse Group AG *	1,839	26,281
DKSH Holding AG	40	2,746

See notes to Schedule of Investments

Dufry AG *	31	3,859
Flughafen Zuerich AG	23	4,262
Galenica AG	3	3,380
Geberit AG	46	18,416
Givaudan SA	15	27,453
Helvetia Holding AG	6	3,228
Kuehne + Nagel International AG	69	9,108
Logitech International SA	163	4,057
Lonza Group AG *	46	7,950
Nestle SA	3,935	281,894
Novartis AG	2,301	167,337
Roche Holding AG	758	172,788
Schindler Holding AG	39	6,807
SGS SA	7	14,222
Sika AG	4	19,191
Sonova Holding AG	43	5,202
Straumann Holding AG	9	3,507
Swatch Group AG (The)	53	16,449
Swiss Life Holding AG *	29	8,192
Swiss Re AG	334	31,601
Swisscom AG	19	8,493
Temenos Group AG *	54	3,754
Wolseley plc	298	18,192
Zurich Insurance Group AG *	138	37,925
		1,021,844

Taiwan - 2.3%
Advanced Semiconductor Engineering, Inc.	7,572	7,719
Advantech Co. Ltd.	414	3,265
Asustek Computer, Inc.	769	6,296
Cathay Financial Holding Co. Ltd.	8,952	13,308
China Steel Corp.	27,631	21,004
Chunghwa Telecom Co. Ltd.	4,111	12,909
CTBC Financial Holding Co. Ltd.	21,445	11,698
Delta Electronics, Inc.	2,319	11,400
E.Sun Financial Holding Co. Ltd.	10,117	5,742
Far EasTone Telecommunications Co. Ltd.	1,073	2,412
First Financial Holding Co. Ltd.	10,666	5,679
Hua Nan Financial Holdings Co. Ltd.	8,412	4,229
MediaTek, Inc.	1,883	12,580
Mega Financial Holding Co. Ltd.	12,668	9,009

See notes to Schedule of Investments

President Chain Store Corp.	828	5,919
Quanta Computer, Inc.	3,398	6,332
Siliconware Precision Industries Co. Ltd.	2,188	3,245
Taiwan Cooperative Financial Holding Co. Ltd.	9,946	4,328
Taiwan Mobile Co. Ltd.	1,748	5,627
Taiwan Semiconductor Manufacturing Co. Ltd.	22,240	124,572
United Microelectronics Corp.	14,518	5,113
Yuanta Financial Holding Co. Ltd.	12,616	4,679
		287,065

United Kingdom - 13.3%
3i Group plc	1,209	10,458
Aberdeen Asset Management plc	1,195	3,778
Admiral Group plc	257	5,780
Ashtead Group plc	740	14,386
ASOS plc *	41	2,505
Associated British Foods plc	576	19,435
AstraZeneca plc	1,430	78,089
Auto Trader Group plc (a)	1,351	6,792
Aviva plc	4,851	28,896
Barratt Developments plc	1,279	7,271
Bellway plc	158	4,816
Berkeley Group Holdings plc	173	5,980
Booker Group plc	2,936	6,346
BT Group plc	8,575	38,710
Bunzl plc	570	14,798
Burberry Group plc	571	10,523
Capita plc	1,117	7,304
Coca-Cola European Partners plc	385	12,089
Compass Group plc	2,049	37,869
Croda International plc	327	12,861
Direct Line Insurance Group plc	1,703	7,751
Dixons Carphone plc	1,215	5,306
DS Smith plc	2,361	11,856
easyJet plc	438	5,418
GKN plc	2,206	8,991
GlaxoSmithKline plc	5,015	96,331
Hargreaves Lansdown plc	306	4,553
Henderson Group plc	1,297	3,743
Hikma Pharmaceuticals plc (b)	162	3,776
IG Group Holdings plc	456	2,771

See notes to Schedule of Investments

IHS Markit Ltd. *	518	18,342
Inchcape plc	504	4,356
Informa plc	1,044	8,745
Inmarsat plc	462	4,275
InterContinental Hotels Group plc	229	10,240
International Consolidated Airlines Group SA	2,307	12,500
Intertek Group plc	274	11,743
Investec plc	1,204	7,897
ITV plc	4,663	11,839
J Sainsbury plc	2,976	9,147
JD Sports Fashion plc	434	1,700
John Wood Group plc	1,953	21,089
Johnson Matthey plc	483	18,898
Just Eat plc *	767	5,511
Kingfisher plc	2,924	12,598
Legal & General Group plc	7,097	21,620
Liberty Global plc, Class A *	1,235	37,779
Lloyds Banking Group plc	77,458	59,478
London Stock Exchange Group plc	377	13,474
Marks & Spencer Group plc	2,091	9,007
Melrose Industries plc	2,986	7,258
Mondi plc	1,207	24,650
NEX Group plc	383	2,195
Next plc	184	11,288
Old Mutual plc	6,182	15,764
Pearson plc	1,058	10,616
Pennon Group plc	1,381	14,055
Persimmon plc	359	7,833
Petrofac Ltd.	1,358	14,533
Provident Financial plc	183	6,400
Prudential plc	3,112	62,108
RELX plc	3,341	59,538
Rentokil Initial plc	3,071	8,402
Rightmove plc	127	6,101
Rolls-Royce Holdings plc *	2,954	24,263
Royal Mail plc	1,583	8,998
RPC Group plc	816	10,696
RSA Insurance Group plc	1,266	9,129
Sage Group plc (The)	1,491	12,019
Schroders plc	166	6,097
Severn Trent plc	789	21,562

See notes to Schedule of Investments

Sky plc	1,362	16,604
Smiths Group plc	672	11,698
Spirax-Sarco Engineering plc	116	5,970
SSE plc	3,382	64,576
St James's Place plc	648	8,083
Standard Chartered plc *	3,288	26,813
Standard Life plc	2,477	11,343
Tate & Lyle plc	812	7,067
Taylor Wimpey plc	4,190	7,903
Tesco plc *	13,300	33,912
TP ICAP plc	313	1,671
Travis Perkins plc	399	7,133
Unilever plc	4,412	178,421
United Utilities Group plc	2,282	25,294
Vodafone Group plc	23,962	58,968
Weir Group plc (The)	364	8,459
Whitbread plc	222	10,327
WM Morrison Supermarkets plc	3,667	10,415
Worldpay Group plc (a)	2,323	7,713
WPP plc	1,521	33,847
		1,659,142

Total Common Stocks (Cost $12,402,864)		12,331,410

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	114,112	114,112

Total Time Deposit (Cost $114,112)		114,112

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	139,754	139,754

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $139,754)		139,754

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $12,656,730) - 100.6%	12,585,276
Other assets and liabilities, net - (0.6%)	(80,030)
NET ASSETS - 100.0%	12,505,246

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.2%
Industrials	13.9%
Consumer Discretionary	12.1%
Consumer Staples	10.3%
Health Care	10.0%
Information Technology	9.0%
Materials	8.2%
Telecommunication Services	5.0%
Utilities	3.3%
Energy	2.4%
Real Estate	1.7%
Short-Term Investments	0.9%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $54,772, which represents 0.4% of the net assets of the Fund as of December 31, 2016.

(b) Security, or portion of security, is on loan. Total value of securities on loan is $132,687 as of December 31, 2016.

Abbreviations:
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.1%
Arconic, Inc.	1,726	32,000
B/E Aerospace, Inc.	392	23,595
HEICO Corp.	183	14,118
Hexcel Corp.	353	18,158
Rockwell Collins, Inc.	513	47,586
Spirit AeroSystems Holdings, Inc., Class A	479	27,950
TransDigm Group, Inc.	197	49,045
		212,452

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	551	40,366
Expeditors International of Washington, Inc.	710	37,602
XPO Logistics, Inc. *	311	13,423
		91,391

Airlines - 1.3%
Alaska Air Group, Inc.	485	43,034
American Airlines Group, Inc.	2,040	95,248
JetBlue Airways Corp. *	1,275	28,585
United Continental Holdings, Inc. *	1,137	82,865
		249,732

Auto Components - 1.1%
BorgWarner, Inc.	902	35,575
Delphi Automotive plc	1,220	82,167
Gentex Corp.	1,264	24,888
Lear Corp.	316	41,829
Tenneco, Inc. *	245	15,305
Visteon Corp.	151	12,131
		211,895

Automobiles - 0.4%
Harley-Davidson, Inc.	796	46,438
Thor Industries, Inc.	216	21,611
		68,049

See notes to Schedule of Investments

Banks - 5.8%
Associated Banc-Corp.	545	13,462
Bank of Hawaii Corp.	155	13,747
Bank of the Ozarks, Inc.	361	18,985
BankUnited, Inc.	377	14,209
BOK Financial Corp.	74	6,145
Chemical Financial Corp.	244	13,217
CIT Group, Inc.	716	30,559
Citizens Financial Group, Inc.	1,814	64,633
Comerica, Inc.	611	41,615
Commerce Bancshares, Inc.	303	17,508
Cullen/Frost Bankers, Inc. (a)	200	17,646
East West Bancorp, Inc.	511	25,974
Fifth Third Bancorp	2,678	72,226
First Citizens BancShares, Inc., Class A	29	10,295
First Hawaiian, Inc.	483	16,818
First Horizon National Corp.	840	16,808
First Republic Bank	545	50,216
FNB Corp.	764	12,247
Fulton Financial Corp.	600	11,280
Hancock Holding Co.	268	11,551
Home BancShares, Inc.	449	12,469
Huntington Bancshares, Inc.	3,845	50,831
IBERIABANK Corp.	153	12,814
Investors Bancorp, Inc.	1,124	15,680
KeyCorp	3,830	69,974
M&T Bank Corp.	550	86,036
MB Financial, Inc.	249	11,760
PacWest Bancorp	426	23,191
People's United Financial, Inc.	1,077	20,851
Pinnacle Financial Partners, Inc.	150	10,395
Popular, Inc.	376	16,476
PrivateBancorp, Inc.	286	15,498
Prosperity Bancshares, Inc.	240	17,227
Regions Financial Corp.	4,363	62,653
Signature Bank *	194	29,139
Sterling Bancorp	466	10,904
SVB Financial Group *	185	31,757
Synovus Financial Corp.	423	17,377
Texas Capital Bancshares, Inc. *	170	13,328
UMB Financial Corp.	159	12,262

See notes to Schedule of Investments

Umpqua Holdings Corp.	797	14,968
United Bankshares, Inc. (a)	244	11,285
Webster Financial Corp.	317	17,207
Western Alliance Bancorp *	342	16,659
Wintrust Financial Corp.	179	12,990
Zions Bancorporation	722	31,075
		1,123,947

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	821	74,440

Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc. *(a)	394	11,363
Agios Pharmaceuticals, Inc. *	137	5,717
Alkermes plc *	641	35,627
Alnylam Pharmaceuticals, Inc. *	297	11,120
BioMarin Pharmaceutical, Inc. *	726	60,142
Dyax Corp. CVR *(b)	151	168
Incyte Corp. *	739	74,099
Intercept Pharmaceuticals, Inc. *(a)	73	7,931
Ionis Pharmaceuticals, Inc. *(a)	511	24,441
Seattle Genetics, Inc. *	406	21,425
TESARO, Inc. *	141	18,962
United Therapeutics Corp. *	179	25,674
Vertex Pharmaceuticals, Inc. *	1,047	77,132
		373,801

Building Products - 0.8%
A.O. Smith Corp.	685	32,435
Allegion plc	370	23,680
Lennox International, Inc.	150	22,975
Masco Corp.	1,293	40,885
Owens Corning	443	22,841
USG Corp. *	348	10,050
		152,866

Capital Markets - 3.5%
Affiliated Managers Group, Inc. *	194	28,188
Ameriprise Financial, Inc.	560	62,126
CBOE Holdings, Inc.	281	20,763
E*Trade Financial Corp. *	970	33,610

See notes to Schedule of Investments

Eaton Vance Corp (c)	410	17,171
Evercore Partners, Inc., Class A	149	10,236
Federated Investors, Inc., Class B	344	9,728
Interactive Brokers Group, Inc., Class A	1,454	53,086
Invesco Ltd.	1,448	43,932
Janus Capital Group, Inc.	506	6,715
Legg Mason, Inc.	335	10,020
LPL Financial Holdings, Inc.	288	10,140
MarketAxess Holdings, Inc.	130	19,100
Moody's Corp.	590	55,619
Morningstar, Inc.	64	4,708
MSCI, Inc.	334	26,313
Nasdaq, Inc.	404	27,116
Northern Trust Corp.	754	67,144
NorthStar Asset Management Group, Inc.	668	9,967
Raymond James Financial, Inc.	448	31,033
SEI Investments Co.	476	23,495
Stifel Financial Corp. *	241	12,038
T. Rowe Price Group, Inc.	802	60,359
TD Ameritrade Holding Corp.	858	37,409
		680,016

Chemicals - 1.3%
Axalta Coating Systems Ltd. *	1,775	48,280
International Flavors & Fragrances, Inc.	651	76,707
Mosaic Co. (The)	2,872	84,236
PolyOne Corp.	676	21,659
Sensient Technologies Corp.	365	28,682
		259,564

Commercial Services & Supplies - 0.8%
Cintas Corp.	339	39,175
Clean Harbors, Inc. *	201	11,186
Copart, Inc. *	397	21,998
Deluxe Corp.	186	13,319
Healthcare Services Group, Inc.	278	10,889
KAR Auction Services, Inc.	532	22,674
Pitney Bowes, Inc.	713	10,830
Rollins, Inc.	367	12,397

See notes to Schedule of Investments

UniFirst Corp.	78	11,205
		153,673

Communications Equipment - 1.4%
Arista Networks, Inc. *	154	14,903
ARRIS International plc *	717	21,603
Brocade Communications Systems, Inc.	1,512	18,885
Ciena Corp. *	525	12,815
CommScope Holding Co., Inc. *	741	27,565
EchoStar Corp., Class A *	353	18,141
F5 Networks, Inc. *	251	36,325
Finisar Corp. *	414	12,532
Juniper Networks, Inc.	1,461	41,288
Motorola Solutions, Inc.	638	52,884
NetScout Systems, Inc. *	349	10,993
ViaSat, Inc. *	197	13,045
		280,979

Construction & Engineering - 0.3%
Dycom Industries, Inc. *	121	9,715
EMCOR Group, Inc.	239	16,912
Quanta Services, Inc. *	583	20,318
Valmont Industries, Inc.	87	12,258
		59,203

Consumer Finance - 0.4%
Ally Financial, Inc.	1,671	31,782
Credit Acceptance Corp. *(a)	44	9,571
Navient Corp.	1,049	17,235
OneMain Holdings, Inc. *	459	10,162
SLM Corp. *	1,550	17,081
		85,831

Containers & Packaging - 3.2%
AptarGroup, Inc.	514	37,753
Avery Dennison Corp.	730	51,261
Ball Corp.	1,433	107,575
Bemis Co., Inc.	761	36,391
Berry Plastics Group, Inc. *	1,000	48,730
Crown Holdings, Inc. *	1,146	60,245
Graphic Packaging Holding Co.	2,604	32,498

See notes to Schedule of Investments

Owens-Illinois, Inc. *	1,303	22,685
Sealed Air Corp.	1,585	71,864
Sonoco Products Co.	819	43,161
WestRock Co.	2,059	104,536
		616,699

Distributors - 0.6%
Genuine Parts Co.	670	64,012
LKQ Corp. *	1,385	42,450
		106,462

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	196	13,724
Graham Holdings Co., Class B	25	12,799
ServiceMaster Global Holdings, Inc. *	594	22,376
		48,899

Diversified Financial Services - 0.3%
Leucadia National Corp.	1,148	26,691
Voya Financial, Inc.	690	27,062
		53,753

Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	1,807	42,970
Frontier Communications Corp. (a)	3,924	13,263
Level 3 Communications, Inc. *	975	54,951
SBA Communications Corp., Class A *	410	42,337
Zayo Group Holdings, Inc. *	588	19,322
		172,843

Electric Utilities - 0.9%
Alliant Energy Corp.	2,132	80,781
OGE Energy Corp.	1,871	62,585
Portland General Electric Co.	833	36,094
		179,460

Electrical Equipment - 1.2%
Acuity Brands, Inc.	174	40,170
AMETEK, Inc.	911	44,275
EnerSys	165	12,886
Hubbell, Inc.	203	23,690

See notes to Schedule of Investments

Regal-Beloit Corp.	170	11,773
Rockwell Automation, Inc.	505	67,872
Sensata Technologies Holding NV *	673	26,213
		226,879

Electronic Equipment & Instruments - 1.7%
Amphenol Corp., Class A	1,185	79,632
Arrow Electronics, Inc. *	344	24,527
Avnet, Inc.	486	23,139
Belden, Inc.	160	11,963
Coherent, Inc. *	92	12,639
Dolby Laboratories, Inc., Class A	379	17,127
Flex Ltd. *	2,070	29,746
FLIR Systems, Inc.	521	18,855
IPG Photonics Corp. *	140	13,819
Jabil Circuit, Inc.	717	16,971
Keysight Technologies, Inc. *	648	23,697
Littelfuse, Inc.	85	12,901
National Instruments Corp.	396	12,205
Trimble, Inc. *	950	28,643
Universal Display Corp. *(a)	169	9,515
		335,379

Energy Equipment & Services - 4.1%
Core Laboratories NV	804	96,512
Ensco plc, Class A	5,522	53,674
FMC Technologies, Inc. *	4,113	146,135
Frank's International NV	870	10,710
National Oilwell Varco, Inc.	6,883	257,700
Oceaneering International, Inc.	1,787	50,411
RPC, Inc. (a)	1,045	20,702
US Silica Holdings, Inc.	1,158	65,635
Weatherford International plc *(a)	17,876	89,201
		790,680

Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	171	20,328
PriceSmart, Inc.	101	8,434
Rite Aid Corp. *	4,702	38,744

See notes to Schedule of Investments

Sprouts Farmers Market, Inc. *	598	11,314
Whole Foods Market, Inc.	1,423	43,772
		122,592

Food Products - 3.7%
B&G Foods, Inc.	293	12,833
Blue Buffalo Pet Products, Inc. *	412	9,904
Bunge Ltd.	623	45,006
Campbell Soup Co.	811	49,041
Conagra Brands, Inc.	1,858	73,484
Flowers Foods, Inc.	806	16,096
Hain Celestial Group, Inc. (The) *	453	17,681
Hershey Co. (The)	873	90,294
Hormel Foods Corp.	1,206	41,981
Ingredion, Inc.	324	40,487
J. M. Smucker Co. (The)	520	66,591
Lancaster Colony Corp.	86	12,160
McCormick & Co., Inc.	565	52,731
Mead Johnson Nutrition Co.	825	58,377
Pinnacle Foods, Inc.	528	28,222
Post Holdings, Inc. *	290	23,313
Snyder's-Lance, Inc.	378	14,493
TreeHouse Foods, Inc. *	248	17,903
WhiteWave Foods Co. (The) *	773	42,979
		713,576

Gas Utilities - 1.6%
Atmos Energy Corp.	974	72,222
New Jersey Resources Corp.	807	28,649
ONE Gas, Inc.	490	31,340
Southwest Gas Corp.	445	34,096
Spire, Inc.	428	27,627
UGI Corp.	1,621	74,696
WGL Holdings, Inc.	480	36,614
		305,244

Health Care Equipment & Supplies - 3.3%
ABIOMED, Inc. *	166	18,705
Alere, Inc. *	325	12,665
Align Technology, Inc. *	316	30,377
Cantel Medical Corp.	151	11,891

See notes to Schedule of Investments

Cooper Cos., Inc. (The)	206	36,036
DENTSPLY SIRONA, Inc.	974	56,229
DexCom, Inc. *	357	21,313
Edwards Lifesciences Corp. *	902	84,517
Hill-Rom Holdings, Inc.	249	13,979
Hologic, Inc. *	1,174	47,101
IDEXX Laboratories, Inc. *	378	44,328
Masimo Corp. *	182	12,267
NuVasive, Inc. *	210	14,146
ResMed, Inc.	595	36,920
St. Jude Medical, Inc.	1,177	94,384
STERIS plc	352	23,721
Teleflex, Inc.	186	29,974
Varian Medical Systems, Inc. *	394	35,373
West Pharmaceutical Services, Inc.	309	26,212
		650,138

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. *	317	10,493
AmerisourceBergen Corp.	706	55,202
Centene Corp. *	721	40,744
DaVita, Inc. *	666	42,757
Envision Healthcare Corp. *	484	30,632
HealthSouth Corp.	371	15,300
Henry Schein, Inc. *	340	51,581
Laboratory Corporation of America Holdings *	435	55,845
Mednax, Inc. *	395	26,331
Molina Healthcare, Inc. *	178	9,658
Patterson Cos., Inc. (a)	347	14,237
Premier, Inc., Class A *	583	17,700
Quest Diagnostics, Inc.	585	53,762
Team Health Holdings, Inc. *	310	13,470
VCA, Inc. *	342	23,478
WellCare Health Plans, Inc. *	187	25,634
		486,824

Health Care Technology - 0.6%
athenahealth, Inc. *	163	17,143
Cerner Corp. *	1,275	60,397
Medidata Solutions, Inc. *	226	11,225

See notes to Schedule of Investments

Veeva Systems, Inc., Class A *	575	23,402
		112,167

Hotels, Restaurants & Leisure - 3.2%
Aramark	893	31,898
Brinker International, Inc. (a)	224	11,095
Buffalo Wild Wings, Inc. *	81	12,506
Chipotle Mexican Grill, Inc. *	130	49,052
Choice Hotels International, Inc.	158	8,856
Cracker Barrel Old Country Store, Inc. (a)	106	17,700
Darden Restaurants, Inc.	554	40,287
Domino's Pizza, Inc.	217	34,555
Dunkin' Brands Group, Inc.	405	21,238
Hilton Worldwide Holdings, Inc.	2,525	68,680
Hyatt Hotels Corp., Class A *	589	32,548
Jack in the Box, Inc.	144	16,076
Norwegian Cruise Line Holdings Ltd. *	860	36,576
Panera Bread Co., Class A *	103	21,124
Royal Caribbean Cruises Ltd.	754	61,858
Six Flags Entertainment Corp.	378	22,665
Texas Roadhouse, Inc.	286	13,797
Vail Resorts, Inc.	163	26,294
Wendy's Co. (The)	1,018	13,763
Wyndham Worldwide Corp.	485	37,039
Yum China Holdings, Inc. *	1,726	45,083
		622,690

Household Durables - 1.7%
Garmin Ltd.	449	21,772
Harman International Industries, Inc.	314	34,904
Helen of Troy Ltd. *	124	10,472
Leggett & Platt, Inc.	602	29,426
Mohawk Industries, Inc. *	284	56,709
Newell Brands, Inc.	2,173	97,024
Tempur Sealy International, Inc. *(a)	224	15,295
Tupperware Brands Corp.	225	11,840
Whirlpool Corp.	338	61,438
		338,880

Household Products - 0.6%
Church & Dwight Co., Inc.	1,156	51,084

See notes to Schedule of Investments

Clorox Co. (The)	575	69,011
		120,095

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	6,177	71,777
NRG Energy, Inc.	2,956	36,241
NRG Yield, Inc., Class A	1,762	27,064
		135,082

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	254	28,014
Roper Technologies, Inc.	399	73,049
		101,063

Insurance - 4.7%
Alleghany Corp. *	54	32,839
Allied World Assurance Co. Holdings AG	301	16,167
American Financial Group, Inc.	259	22,823
Amtrust Financial Services, Inc.	301	8,241
Arch Capital Group Ltd. *	435	37,536
Arthur J. Gallagher & Co.	631	32,787
Aspen Insurance Holdings Ltd.	208	11,440
Assurant, Inc.	197	18,293
Assured Guaranty Ltd.	451	17,034
Axis Capital Holdings Ltd.	306	19,973
Cincinnati Financial Corp.	531	40,223
CNO Financial Group, Inc.	637	12,199
Endurance Specialty Holdings Ltd.	230	21,252
Erie Indemnity Co., Class A	72	8,096
Everest Re Group Ltd.	78	16,879
First American Financial Corp.	397	14,542
Hanover Insurance Group, Inc. (The)	155	14,107
Hartford Financial Services Group, Inc. (The)	1,339	63,803
Lincoln National Corp.	810	53,679
Loews Corp.	979	45,847
Mercury General Corp.	76	4,576
Old Republic International Corp.	845	16,055
Primerica, Inc.	170	11,756
Principal Financial Group, Inc.	948	54,851
ProAssurance Corp.	194	10,903
Progressive Corp. (The)	2,058	73,059

See notes to Schedule of Investments

Reinsurance Group of America, Inc.	228	28,689
RenaissanceRe Holdings Ltd.	142	19,343
RLI Corp.	140	8,838
Torchmark Corp.	391	28,840
Unum Group	823	36,154
White Mountains Insurance Group Ltd.	15	12,541
Willis Towers Watson plc	456	55,760
XL Group Ltd.	954	35,546
		904,671

Internet & Direct Marketing Retail - 0.2%
TripAdvisor, Inc. *	553	25,643
Wayfair, Inc., Class A *(a)	232	8,131
		33,774

Internet Software & Services - 1.1%
Akamai Technologies, Inc. *	666	44,409
CoStar Group, Inc. *	124	23,373
GrubHub, Inc. *	321	12,076
IAC/InterActiveCorp	302	19,567
j2 Global, Inc.	180	14,724
Pandora Media, Inc. *(a)	877	11,436
Twitter, Inc. *	2,307	37,604
VeriSign, Inc. *	350	26,624
Yelp, Inc. *	277	10,562
Zillow Group, Inc., Class A *	578	21,068
		221,443

IT Services - 4.0%
Alliance Data Systems Corp.	222	50,727
Amdocs Ltd.	571	33,261
Black Knight Financial Services, Inc., Class A *(a)	192	7,258
Booz Allen Hamilton Holding Corp.	561	20,235
Broadridge Financial Solutions, Inc.	458	30,365
CACI International, Inc., Class A *	91	11,311
Computer Sciences Corp.	533	31,671
Convergys Corp.	364	8,940
CoreLogic, Inc. *	332	12,228
CSRA, Inc.	553	17,607
DST Systems, Inc.	123	13,179
EPAM Systems, Inc. *	170	10,933

See notes to Schedule of Investments

Euronet Worldwide, Inc. *	166	12,023
First Data Corp., Class A *	1,855	26,322
Fiserv, Inc. *	834	88,637
Gartner, Inc. *	314	31,736
Genpact Ltd. *	532	12,949
Jack Henry & Associates, Inc.	299	26,545
Leidos Holdings, Inc.	540	27,616
MAXIMUS, Inc.	245	13,669
Paychex, Inc.	1,237	75,309
Sabre Corp.	781	19,486
Science Applications International Corp.	166	14,077
Square, Inc., Class A *	1,176	16,029
Teradata Corp. *	490	13,313
Total System Services, Inc.	628	30,791
Vantiv, Inc., Class A *	748	44,596
Western Union Co. (The)	1,863	40,464
WEX, Inc. *	146	16,294
Xerox Corp.	3,231	28,207
		785,778

Leisure Products - 0.6%
Brunswick Corp.	399	21,761
Hasbro, Inc.	506	39,362
Mattel, Inc.	1,541	42,454
Polaris Industries, Inc. (a)	263	21,669
		125,246

Life Sciences - Tools & Services - 2.1%
Agilent Technologies, Inc.	1,369	62,372
Bio-Rad Laboratories, Inc., Class A *	103	18,775
Bio-Techne Corp.	154	15,836
Bruker Corp.	441	9,340
Charles River Laboratories International, Inc. *	196	14,933
Illumina, Inc. *	620	79,385
Mettler-Toledo International, Inc. *	111	46,460
PAREXEL International Corp. *	222	14,590
PerkinElmer, Inc.	462	24,093
PRA Health Sciences, Inc. *	159	8,764
Quintiles IMS Holdings, Inc. *	696	52,931
VWR Corp. *	356	8,911

See notes to Schedule of Investments

Waters Corp. *	340	45,692
		402,082

Machinery - 5.1%
AGCO Corp.	259	14,986
Allison Transmission Holdings, Inc.	638	21,494
CLARCOR, Inc.	187	15,422
Colfax Corp. *	375	13,474
Crane Co.	189	13,631
Cummins, Inc.	610	83,369
Donaldson Co., Inc.	522	21,966
Dover Corp.	612	45,857
Flowserve Corp.	503	24,169
Fortive Corp.	1,184	63,498
Graco, Inc.	219	18,197
IDEX Corp.	300	27,018
Ingersoll-Rand plc	1,017	76,316
ITT, Inc.	341	13,152
Lincoln Electric Holdings, Inc.	244	18,707
Middleby Corp. (The) *	227	29,240
Nordson Corp.	209	23,418
Oshkosh Corp.	293	18,931
PACCAR, Inc.	1,380	88,182
Parker-Hannifin Corp.	525	73,500
Pentair plc	658	36,894
Snap-on, Inc.	228	39,049
Stanley Black & Decker, Inc.	593	68,011
Terex Corp.	407	12,833
Timken Co. (The)	269	10,679
Toro Co. (The)	422	23,611
WABCO Holdings, Inc. *	201	21,336
Wabtec Corp.	348	28,891
Woodward, Inc.	211	14,569
Xylem, Inc.	705	34,912
		995,312

Media - 2.2%
AMC Networks, Inc., Class A *	313	16,382
Cable One, Inc.	21	13,056
Cinemark Holdings, Inc.	470	18,029
Interpublic Group of Cos., Inc. (The)	1,788	41,857

See notes to Schedule of Investments

John Wiley & Sons, Inc., Class A	238	12,971
Liberty Broadband Corp., Class A *	835	60,504
Madison Square Garden Co. (The), Class A *	99	16,980
Omnicom Group, Inc.	1,062	90,387
Scripps Networks Interactive, Inc., Class A	582	41,537
Sinclair Broadcast Group, Inc., Class A	388	12,940
Sirius XM Holdings, Inc. (a)	7,298	32,476
Tribune Media Co., Class A	327	11,439
Viacom, Inc., Class B	1,809	63,496
		432,054

Metals & Mining - 1.6%
Compass Minerals International, Inc.	277	21,703
Nucor Corp.	2,612	155,466
Reliance Steel & Aluminum Co.	595	47,326
Steel Dynamics, Inc.	1,999	71,124
Worthington Industries, Inc.	351	16,652
		312,271

Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	4,036	99,447
CMS Energy Corp.	2,623	109,169
Consolidated Edison, Inc.	2,856	210,430
		419,046

Multiline Retail - 1.1%
Dollar Tree, Inc. *	1,062	81,965
J.C. Penney Co., Inc. *	1,372	11,401
Kohl's Corp.	795	39,257
Macy's, Inc.	1,377	49,310
Nordstrom, Inc.	523	25,068
		207,001

Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy Partners LP Holdings LLC	824	18,433
Cheniere Energy, Inc. *	4,282	177,403
ONEOK, Inc.	3,836	220,225
		416,061

See notes to Schedule of Investments

Paper & Forest Products - 0.1%
Domtar Corp.	501	19,554

Personal Products - 0.3%
Coty, Inc., Class A	2,101	38,469
Edgewell Personal Care Co. *	256	18,686
		57,155

Pharmaceuticals - 1.2%
Akorn, Inc. *	365	7,968
Catalent, Inc. *	514	13,857
Jazz Pharmaceuticals plc *	253	27,585
Medicines Co. (The) *	292	9,910
Perrigo Co. plc	557	46,359
Prestige Brands Holdings, Inc. *	221	11,514
Zoetis, Inc.	2,084	111,557
		228,750

Professional Services - 1.2%
Dun & Bradstreet Corp. (The)	145	17,591
Equifax, Inc.	472	55,805
Manpowergroup, Inc.	265	23,551
Nielsen Holdings plc	1,323	55,500
Robert Half International, Inc.	502	24,488
TransUnion *	338	10,454
Verisk Analytics, Inc. *	613	49,757
		237,146

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	1,093	34,419
Howard Hughes Corp. (The) *	130	14,833
Jones Lang LaSalle, Inc.	164	16,571
Realogy Holdings Corp.	535	13,765
		79,588

Road & Rail - 0.8%
AMERCO	33	12,197
Avis Budget Group, Inc. *	347	12,728
Genesee & Wyoming, Inc., Class A *	223	15,478
JB Hunt Transport Services, Inc.	345	33,489
Kansas City Southern	424	35,976

See notes to Schedule of Investments

Landstar System, Inc.	160	13,648
Old Dominion Freight Line, Inc. *	254	21,791
Ryder System, Inc.	211	15,707
		161,014

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. *	2,920	33,113
Analog Devices, Inc.	1,184	85,982
Cavium, Inc. *	251	15,672
Cirrus Logic, Inc. *	239	13,513
Cree, Inc. *	383	10,107
Cypress Semiconductor Corp.	1,240	14,186
First Solar, Inc. *(a)	291	9,338
Integrated Device Technology, Inc. *	507	11,945
KLA-Tencor Corp.	601	47,287
Lam Research Corp.	626	66,187
Linear Technology Corp.	900	56,115
Marvell Technology Group Ltd.	1,697	23,537
Maxim Integrated Products, Inc.	1,081	41,694
Microchip Technology, Inc.	830	53,245
Micron Technology, Inc. *	4,002	87,724
ON Semiconductor Corp. *	1,602	20,442
Qorvo, Inc. *	485	25,574
Skyworks Solutions, Inc.	714	53,307
Teradyne, Inc.	768	19,507
Xilinx, Inc.	970	58,559
		747,034

Software - 3.9%
ANSYS, Inc. *	331	30,614
Aspen Technology, Inc. *	299	16,349
Autodesk, Inc. *	752	55,655
Blackbaud, Inc.	179	11,456
CA, Inc.	1,198	38,060
CDK Global, Inc.	570	34,023
Citrix Systems, Inc. *	599	53,497
Electronic Arts, Inc. *	1,159	91,283
Fair Isaac Corp.	117	13,949
Fortinet, Inc. *	551	16,596
Guidewire Software, Inc. *	272	13,418
Manhattan Associates, Inc. *	269	14,265

See notes to Schedule of Investments

Mentor Graphics Corp.	406	14,977
Nuance Communications, Inc. *	984	14,662
PTC, Inc. *	436	20,174
Red Hat, Inc. *	690	48,093
ServiceNow, Inc. *	588	43,712
Splunk, Inc. *	511	26,138
Symantec Corp.	2,395	57,217
Synopsys, Inc. *	573	33,727
Take-Two Interactive Software, Inc. *	323	15,921
Tyler Technologies, Inc. *	126	17,989
Ultimate Software Group, Inc. (The) *	110	20,058
Workday, Inc., Class A *(a)	772	51,021
		752,854

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	332	56,148
American Eagle Outfitters, Inc.	761	11,544
AutoNation, Inc. *	292	14,206
Bed Bath & Beyond, Inc.	685	27,839
Best Buy Co., Inc.	1,230	52,484
Burlington Stores, Inc. *	318	26,951
CarMax, Inc. *(a)	857	55,182
CST Brands, Inc.	334	16,082
Foot Locker, Inc.	600	42,534
GameStop Corp., Class A	463	11,695
Gap, Inc. (The)	958	21,498
Michaels Cos., Inc. (The) *	672	13,742
Penske Automotive Group, Inc.	167	8,657
Sally Beauty Holdings, Inc. *	641	16,935
Signet Jewelers Ltd.	310	29,221
Staples, Inc.	2,930	26,517
Tiffany & Co. (a)	482	37,321
Tractor Supply Co.	591	44,804
Ulta Salon, Cosmetics & Fragrance, Inc. *	263	67,049
Williams-Sonoma, Inc.	362	17,517
		597,926

Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	1,058	37,316
Seagate Technology plc	1,132	43,208

See notes to Schedule of Investments

Western Digital Corp.	1,097	74,541
		155,065

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	220	19,006
Coach, Inc.	1,263	44,230
Columbia Sportswear Co.	121	7,054
Hanesbrands, Inc.	1,702	36,712
lululemon athletica, Inc. *	519	33,730
Michael Kors Holdings Ltd. *	740	31,805
PVH Corp.	361	32,577
Skechers U.S.A., Inc., Class A *	702	17,255
		222,369

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. *	1,239	12,625
New York Community Bancorp, Inc.	1,726	27,461
Radian Group, Inc.	780	14,024
TFS Financial Corp.	212	4,037
Washington Federal, Inc.	308	10,580
		68,727

Trading Companies & Distributors - 1.2%
Air Lease Corp.	365	12,530
Fastenal Co.	1,138	53,463
HD Supply Holdings, Inc. *	792	33,668
MSC Industrial Direct Co., Inc., Class A	223	20,603
United Rentals, Inc. *	331	34,947
Univar, Inc. *	282	8,000
W.W. Grainger, Inc.	216	50,166
WESCO International, Inc. *	161	10,715
		224,092

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	290	23,693

Water Utilities - 0.9%
American Water Works Co., Inc.	1,668	120,697
Aqua America, Inc.	1,662	49,926
		170,623

See notes to Schedule of Investments

Wireless Telecommunication Services - 0.2%
Sprint Corp. *(a)	2,237	18,836
Telephone & Data Systems, Inc.	320	9,238
United States Cellular Corp. *	277	12,110
		40,184

Total Common Stocks (Cost $17,998,071)		19,357,757

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	21,915	21,915

Total Time Deposit (Cost $21,915)		21,915

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	465,790	465,790

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $465,790)		465,790

TOTAL INVESTMENTS (Cost $18,485,776) - 102.2%		19,845,462
Other assets and liabilities, net - (2.2%)		(424,578)
NET ASSETS - 100.0%		19,420,884

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $453,839 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $168, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(c) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the five (5) funds listed below (each, a “Fund” and collectively, the “Funds”):

•	Calvert U.S. Large Cap Core Responsible Index Fund (“Large Cap Core”);

•	Calvert U.S. Large Cap Growth Responsible Index Fund (“Large Cap Growth”);

•	Calvert U.S. Large Cap Value Responsible Index Fund (“Large Cap Value”);

•	Calvert Developed Markets Ex-U.S. Responsible Index Fund (“Developed Markets”); and

•	Calvert U.S. Mid Cap Core Responsible Index Fund (“Mid Cap Core”).

All Funds of the Corporation are diversified. Developed Markets and Mid Cap Core commenced operations on October 30, 2015. The operations of each series of the Corporation, including the Funds, are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment advisor (“Advisor”) and has provided these Procedures to govern the Advisor in its valuation duties.
The Advisor has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:

Common stocks and rights securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at December 31, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Fund's holdings as of December 31, 2016, based on the inputs used to value them:

LARGE CAP CORE
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$864,810,220	$5,840	$—	$864,816,060
Time Deposit	—	2,315,487	—	2,315,487
Short Term Investment of Cash Collateral For Securities Loaned	13,396,061	—	—	13,396,061

TOTAL	$878,206,281	$2,321,327	$—	$880,527,608

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period ended December 31, 2016.

LARGE CAP GROWTH
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$45,573,017	$627	$—	$45,573,644
Time Deposit	—	136,083	—	136,083
Short Term Investment of Cash Collateral For Securities Loaned	733,974	—	—	733,974

TOTAL	$46,306,991	$136,710	$—	$46,443,701

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.

LARGE CAP VALUE
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$113,346,073	$—	$—	$113,346,073
Short Term Investment of Cash Collateral For Securities Loaned	1,067,946	—	—	1,067,946

TOTAL	$114,414,019	$—	$—	$114,414,019

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.

DEVELOPED MARKETS
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Canada	$1,064,956	$—	$—	$1,064,956
Germany	1,136	884,352	—	885,488
Ireland	38,851	163,857	—	202,708
Israel	16,725	38,219	—	54,944
Italy	10,197	231,250	—	241,447
Netherlands	62,979	475,384	—	538,363
Singapore	66,996	81,101	—	148,097
Sweden	9,957	316,502	—	326,459
United Kingdom	73,776	1,585,366	—	1,659,142
Other Countries**	—	7,209,806	—	7,209,806
Total Common Stocks	1,345,573	10,985,837***		12,331,410
Time Deposit	—	114,112	—	114,112
Short Term Investment of Cash Collateral For Securities Loaned	139,754	—	—	139,754
TOTAL	$1,485,327	$11,099,949	$—	$12,585,276

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.

For certain securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were necessary on September 30, 2016 were not necessary on December 31, 2016. As a result, $10,197 transferred out of Level 2 into Level 1. In addition, for certain other securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were not necessary on September 30, 2016 were necessary on December 31, 2016. As a result, $96,492 transferred out of Level 1 into Level 2. The amounts of these transfers were determined based on the fair value of the securities at the end of the year.

MID CAP CORE
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$19,357,589	$168	$—	$19,357,757
Time Deposit	—	21,915	—	21,915
Short Term Investment of Cash Collateral For Securities Loaned	465,790	—	—	465,790

TOTAL	$19,823,379	$22,083	$—	$19,845,462

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.
Security Transactions: Security transactions are accounted for on trade date.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2016.

	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE
Unrealized appreciation	$133,194,876	$3,855,258	$12,607,973
Unrealized (depreciation)	(13,206,748)	(1,116,611)	(1,157,913)
Net unrealized appreciation (depreciation)	$119,988,128	$2,738,647	$11,450,060

Federal income tax cost of investments	$760,539,480	$43,705,054	$102,963,959

	DEVELOPED MARKETS	MID CAP CORE
Unrealized appreciation	$574,375	$1,722,213
Unrealized (depreciation)	(721,903)	(446,606)
Net unrealized appreciation (depreciation)	($147,528)	$1,275,607

Federal income tax cost of investments	$12,732,804	$18,569,855

NOTE C — SECURITIES LENDING
To generate additional income, the Portfolio may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between each Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

The total value of securities on loan as of December 31, 2016 was as follows:

Large Cap Core	$13,078,704
Large Cap Growth	$715,442
Large Cap Value	$1,046,640
Developed Markets	$132,687
Mid Cap Core	$453,839

NOTE D - CHANGE IN INVESTMENT ADVISOR
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment advisor to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 22, 2017